UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 6.0%
	United States — 6.0%
	ABFC Trust,
1,887	Series 2005-WF1, Class M1, VAR, 0.564%, 11/25/34	1,512
2,550	Series 2004-OPT3, Class M1, VAR, 0.954%, 09/25/33	2,451
522	Series 2003-OPT1, Class A1A, VAR, 1.024%, 04/25/33	517
3,288	Accredited Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 0.784%, 01/25/35	2,892
	ACE Securities Corp. Home Equity Loan Trust,
3,295	Series 2003-OP1, Class M1, VAR, 1.254%, 12/25/33	3,264
2,479	Series 2004-OP1, Class M2, VAR, 1.779%, 04/25/34	2,037
	Ameriquest Mortgage Securities, Inc.
	Asset-Backed Pass-Through Certificates,
625	Series 2004-R3, Class A1B, VAR, 0.554%, 05/25/34	586
10,487	Series 2004-R1, Class M1, VAR, 0.999%, 02/25/34	9,010
565	Series 2004-R8, Class M1, VAR, 1.164%, 09/25/34	549
2,364	Series 2003-13, Class M1, VAR, 1.224%, 01/25/34	2,051
	Argent Securities, Inc. Asset-Backed Pass- Through Certificates,
4,727	Series 2004-W6, Class M1, VAR, 0.754%, 05/25/34	4,620
3,455	Series 2004-W7, Class M2, VAR, 0.804%, 05/25/34	3,118
966	Series 2004-W2, Class M3, VAR, 2.304%, 04/25/34	806
1,928	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2001-HE3, Class M1, VAR, 1.106%, 11/15/31	1,675
6,045	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	5,932
	Bear Stearns Asset-Backed Securities I Trust,
985	Series 2005-AQ2, Class A3, VAR, 0.564%, 09/25/35	949
1,500	Series 2004-HE11, Class M2, VAR, 1.779%, 12/25/34	1,419
	Bear Stearns Asset-Backed Securities Trust,
2,919	Series 2004-SD4, Class A1, VAR, 1.104%, 08/25/44	2,891
6,176	Series 2004-HE2, Class M2, VAR, 2.004%, 03/25/34	5,380
	Centex Home Equity Loan Trust,
1,777	Series 2004-D, Class MF3, SUB, 5.760%, 09/25/34	1,371
2,445	Series 2005-A, Class M1, VAR, 0.684%, 01/25/35	2,222
2,347	Series 2004-A, Class M1, VAR, 0.804%, 01/25/34	2,092
	Chase Funding Loan Acquisition Trust,
4,429	Series 2004-AQ1, Class M1, VAR, 0.934%, 05/25/34	3,907
1,904	Series 2004-OPT1, Class M2, VAR, 1.704%, 06/25/34	1,812
	Chase Funding Trust,
2,681	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,834
857	Series 2003-5, Class 1M2, VAR, 5.504%, 09/25/32	602
	Citigroup Mortgage Loan Trust, Inc.,
263	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	263
916	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	896
1,995	Series 2006-WFH2, Class A2A, VAR, 0.354%, 08/25/36	1,846
2,993	Series 2006-WFH4, Class A3, VAR, 0.354%, 11/25/36	2,907
2,235	Series 2007-WFH2, Class A2, VAR, 0.354%, 03/25/37	2,229
673	Series 2005-OPT1, Class M4, VAR, 1.254%, 02/25/35	429
	Countrywide Asset-Backed Certificates,
231	Series 2006-2, Class 2A2, VAR, 0.394%, 06/25/36	223
2,818	Series 2003-3, Class 3A, VAR, 0.744%, 11/25/33	2,432
3,287	Series 2004-5, Class M2, VAR, 0.874%, 07/25/34	3,051
1,142	Series 2004-2, Class M1, VAR, 0.954%, 05/25/34	1,005
6,261	Series 2004-3, Class M1, VAR, 0.954%, 06/25/34	5,807
7,032	Series 2003-BC1, Class A1, VAR, 1.004%, 03/25/33	6,243
2,903	Series 2004-1, Class M2, VAR, 1.029%, 03/25/34	2,826
1,782	Series 2004-ECC2, Class M2, VAR, 1.179%, 12/25/34	1,677

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States –– Continued
1,906	Series 2002-3, Class M1, VAR, 1.329%, 03/25/32	1,699
1,783	Series 2005-11, Class AF6, VAR, 5.050%, 02/25/36	1,729
1,309	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB8, Class AF2, SUB, 4.833%, 12/25/35	1,260
838	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	844
	First Franklin Mortgage Loan Trust,
11,020	Series 2006-FF4, Class A2, VAR, 0.394%, 03/25/36	9,898
2,673	Series 2005-FF11, Class A2D, VAR, 0.544%, 11/25/35	2,596
13,946	Series 2004-FF4, Class M1, VAR, 1.059%, 06/25/34	11,636
	Fremont Home Loan Trust,
5,387	Series 2004-2, Class M2, VAR, 1.134%, 07/25/34	5,045
2,659	Series 2004-B, Class M2, VAR, 1.149%, 05/25/34	2,307
	GSAMP Trust,
4,099	Series 2007-SEA1, Class A, VAR, 0.504%, 12/25/36 (e)	3,607
1,575	Series 2005-SEA2, Class A1, VAR, 0.554%, 01/25/45 (e)	1,521
2,935	Series 2003-HE1, Class M1, VAR, 1.450%, 06/20/33	2,940
	Home Equity Asset Trust,
1,644	Series 2004-6, Class M2, VAR, 1.104%, 12/25/34	1,539
1,383	Series 2004-7, Class M2, VAR, 1.194%, 01/25/35	1,371
	Lehman XS Trust,
11,451	Series 2005-7N, Class 1A1A, VAR, 0.474%, 12/25/35	9,923
13,591	Series 2005-5N, Class 3A1A, VAR, 0.504%, 11/25/35	11,504
	Long Beach Mortgage Loan Trust,
1,081	Series 2005-WL2, Class M1, VAR, 0.674%, 08/25/35	1,057
546	Series 2004-3, Class M2, VAR, 1.104%, 07/25/34	531
	Mastr Asset-Backed Securities Trust,
4,905	Series 2005-NC1, Class M2, VAR, 0.954%, 12/25/34	4,728
6,925	Series 2004-OPT2, Class M2, VAR, 1.179%, 09/25/34	6,582
93	Series 2003-WMC2, Class M1, VAR, 1.254%, 08/25/33	93
	Morgan Stanley ABS Capital I, Inc. Trust,
7	Series 2006-WMC1, Class A2B, VAR, 0.404%, 12/25/35	7
496	Series 2005-NC1, Class M3, VAR, 0.714%, 01/25/35	431
1,422	Series 2004-HE6, Class M3, VAR, 0.854%, 08/25/34	1,206
1,132	Series 2004-NC8, Class M3, VAR, 0.944%, 09/25/34	1,006
981	Series 2005-HE1, Class M3, VAR, 0.984%, 12/25/34	833
7,231	Series 2004-HE3, Class M1, VAR, 1.059%, 03/25/34	6,760
3,410	Series 2004-OP1, Class M2, VAR, 1.119%, 11/25/34	3,307
1,530	Series 2004-HE7, Class M2, VAR, 1.149%, 08/25/34	1,451
1,446	Series 2004-NC7, Class M3, VAR, 1.179%, 07/25/34	1,434
452	Series 2004-HE7, Class M3, VAR, 1.224%, 08/25/34	423
5,621	Series 2004-HE8, Class M3, VAR, 1.329%, 09/25/34	5,287
1,810	Series 2004-HE2, Class M3, VAR, 2.379%, 03/25/34	1,193
800	Series 2004-NC3, Class B1, VAR, 2.679%, 03/25/34	587
683	Series 2004-HE2, Class B1, VAR, 2.829%, 03/25/34	472
	New Century Home Equity Loan Trust,
1,401	Series 2005-1, Class M3, VAR, 0.724%, 03/25/35	1,284
1,093	Series 2004-2, Class M2, VAR, 0.824%, 08/25/34	995
3,945	Series 2004-4, Class M2, VAR, 0.999%, 02/25/35	3,352
1,589	Series 2004-2, Class M6, VAR, 1.704%, 08/25/34	1,188
1,747	Series 2003-B, Class M2, VAR, 2.679%, 11/25/33	1,434
1,362	NovaStar Mortgage Funding Trust, Series 2003-3, Class M2, VAR, 2.679%, 12/25/33	1,186
4,502	Option Mortgage Loan Trust, Series 2004- 3, Class M2, VAR, 0.774%, 11/25/34	4,354

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — Continued
	United States –– Continued
5,370	Option One Mortgage Acceptance Loan Trust, Series 2004-2, Class M1, VAR, 0.999%, 05/25/34	4,779
3,822	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 1.929%, 10/25/34	2,813
	RAMP Trust,
698	Series 2004-RS11, Class M1, VAR, 0.824%, 11/25/34	682
1,365	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	1,340
	RASC Trust,
4,626	Series 2006-KS7, Class A3, VAR, 0.354%, 09/25/36	4,506
3,714	Series 2005-KS2, Class M1, VAR, 0.634%, 03/25/35	3,281
	Renaissance Home Equity Loan Trust,
2,574	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	2,218
880	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	736
1,762	Series 2005-2, Class AV3, VAR, 0.574%, 08/25/35	1,666
881	Series 2004-1, Class M1, VAR, 0.784%, 05/25/34	723
1,801	Series 2003-3, Class M1, VAR, 0.934%, 12/25/33	1,716
	Saxon Asset Securities Trust,
1,589	Series 2006-2, Class A3C, VAR, 0.354%, 09/25/36	1,367
4,063	Series 2003-3, Class M1, VAR, 1.179%, 12/25/33	3,828
3,649	Series 2004-3, Class M2, VAR, 1.179%, 12/26/34	3,093
4,506	Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1, VAR, 0.984%, 02/25/34	4,246
	Structured Asset Investment Loan Trust,
10,596	Series 2004-6, Class A3, VAR, 1.004%, 07/25/34	9,948
2,604	Series 2004-8, Class M2, VAR, 1.134%, 09/25/34	2,538
10,900	Series 2004-1, Class M1, VAR, 1.179%, 02/25/34	10,520
745	Series 2003-BC10, Class A4, VAR, 1.204%, 10/25/33	681
9,251	Series 2004-7, Class M1, VAR, 1.254%, 08/25/34	8,316
1,412	Series 2003-BC3, Class M1, VAR, 1.629%, 04/25/33	1,410
4,695	Series 2003-BC11, Class M2, VAR, 2.754%, 10/25/33	3,893
2,728	Series 2004-1, Class M2, VAR, 2.904%, 02/25/34	2,430
383	Structured Asset Securities Corp., Series 2003-AM1, Class M1, VAR, 1.554%, 04/25/33	372
	Wells Fargo Home Equity Trust,
202	Series 2004-2, Class A21B, VAR, 0.624%, 10/25/34	195
2,776	Series 2004-2, Class M1, VAR, 0.804%, 10/25/34	2,453
1,769	Series 2004-1, Class M4, VAR, 1.354%, 04/25/34	1,055
3,508	Series 2004-2, Class M4, VAR, 1.404%, 10/25/34	3,113

	Total Asset-Backed Securities (Cost $272,591)	302,851

Collateralized Mortgage Obligations — 5.2%
	Non-Agency CMO — 5.2%
	United States — 5.2%
	Alternative Loan Trust
582	Series 2004-28CB, Class 4A1, 5.000%, 01/25/20	595
199	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	196
2,770	Series 2005-85CB, Class 3A2, 5.250%, 02/25/21	2,737
2,425	Series 2005-21CB, Class A4, 5.250%, 06/25/35	2,310
1,766	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	1,676
872	Series 2007-9T1, Class 3A1, 5.500%, 05/25/22	829
1,525	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	1,533
10,204	Series 2004-32CB, Class 2A5, 5.500%, 02/25/35	10,181
12,520	Series 2005-3CB, Class 1A13, 5.500%, 03/25/35	12,243
1,589	Series 2005-6CB, Class 1A4, 5.500%, 04/25/35	1,575
880	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	927

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States –– Continued
3,711	Series 2005-13CB, Class A4, 5.500%, 05/25/35	3,574
666	Series 2005-20CB, Class 1A1, 5.500%, 07/25/35	584
7,102	Series 2005-23CB, Class A15, 5.500%, 07/25/35	6,892
6,534	Series 2005-64CB, Class 1A15, 5.500%, 12/25/35	5,762
3,551	Series 2006-4CB, Class 2A5, 5.500%, 04/25/36	3,211
3,057	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	2,712
1,475	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	1,433
1,041	Series 2005-J7, Class 2A1, 6.000%, 10/25/17	1,046
1,340	Series 2007-25, Class 2A1, 6.000%, 11/25/22	1,318
2,875	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	2,856
11,414	Series 2005-21CB, Class A17, 6.000%, 06/25/35	11,442
949	Series 2006-19CB, Class A15, 6.000%, 08/25/36	789
2,940	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	2,986
	Banc of America Alternative Loan Trust
2,414	Series 2005-12, Class 5A1, 5.250%, 01/25/21	2,442
657	Series 2005-4, Class 3A1, 5.500%, 05/25/20	673
436	Series 2005-6, Class 7A1, 5.500%, 07/25/20	454
160	Series 2005-6, Class 5A4, 5.500%, 07/25/35	154
2,623	Series 2005-11, Class 4A5, 5.750%, 12/25/35	2,287
42	Series 2006-4, Class 2A1, 6.000%, 05/25/21	43
2,217	Series 2006-4, Class 3CB4, 6.000%, 05/25/46	1,982
1,321	Series 2006-5, Class CB7, 6.000%, 06/25/46	1,077
	Banc of America Funding Trust
2,260	Series 2007-4, Class 8A1, 5.500%, 11/25/34	2,233
6,495	Series 2005-6, Class 1A2, 5.500%, 10/25/35	6,648
7,700	Series 2005-7, Class 4A7, 6.000%, 11/25/35	7,976
	Banc of America Mortgage Trust
920	Series 2007-3, Class 1A1, 6.000%, 09/25/37	863
3,015	Series 2004-A, Class 2A2, VAR, 2.970%, 02/25/34	3,008
1,979	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class M1, VAR, 0.874%, 10/25/34	1,294
877	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.658%, 09/25/33	824
804	Chase Mortgage Finance Trust, Series 2007-S2, Class 1A8, 6.000%, 03/25/37	705
	CHL Mortgage Pass-Through Trust
704	Series 2005-20, Class A7, 5.250%, 12/25/27	666
1,255	Series 2005-5, Class A2, 5.500%, 03/25/35	1,273
4,799	Series 2005-13, Class A3, 5.500%, 06/25/35	4,816
293	Series 2006-15, Class A1, 6.250%, 10/25/36	255
1,828	Series 2007-18, Class 2A1, 6.500%, 11/25/37	1,574
2,527	Citicorp Mortgage Securities Trust, Series 2007-4, Class 1A9, 6.000%, 05/25/37	2,231
5,259	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	5,264
129	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	132
	Credit Suisse First Boston Mortgage Securities Corp.
640	Series 2005-10, Class 12A1, 5.250%, 11/25/20	647
10,568	Series 2005-2, Class 1A2, 5.250%, 01/25/28	10,778
7,904	Series 2005-10, Class 11A1, 5.500%, 11/25/20	7,944
2,043	Series 2005-4, Class 3A17, 5.500%, 06/25/35	2,098
1,110	Series 2005-10, Class 5A3, 5.500%, 11/25/35	967
	CSMC Mortgage-Backed Trust
733	Series 2007-3, Class 4A5, 5.000%, 04/25/37	696

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States –– Continued
2,695	Series 2007-2, Class 3A13, 5.500%, 03/25/37	2,372
	First Horizon Alternative Mortgage Securities Trust
557	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	560
2,836	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	2,873
	First Horizon Mortgage Pass-Through Trust
107	Series 2005-8, Class 2A1, 5.250%, 02/25/21	108
8,180	Series 2005-5, Class 1A6, 5.500%, 10/25/35	8,189
305	Series 2005-6, Class 1A1, 5.500%, 11/25/35	306
1,812	Series 2006-2, Class 1A3, 6.000%, 08/25/36	1,831
289	Series 2006-2, Class 1A7, 6.000%, 08/25/36	292
1,357	Series 2006-3, Class 1A13, 6.250%, 11/25/36	1,408
	GSR Mortgage Loan Trust
1,899	Series 2006-9F, Class 8A1, 5.500%, 08/25/21	1,867
998	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,043
1,297	Series 2005-1F, Class 2A3, 6.000%, 02/25/35	1,345
3,431	Series 2006-1F, Class 2A16, 6.000%, 02/25/36	3,444
1,605	Series 2007-1F, Class 3A13, 6.000%, 01/25/37	1,567
3,631	Impac CMB Trust, Series 2004-5, Class 1A1, VAR, 0.924%, 10/25/34	3,499
1,407	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, VAR, 0.504%, 07/25/35	1,161
	JP Morgan Mortgage Trust
1,032	Series 2006-S2, Class 2A1, 5.000%, 06/25/21	992
730	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	722
324	Series 2005-S2, Class 2A9, 5.500%, 09/25/35	329
634	Series 2007-S3, Class 2A3, 6.000%, 08/25/22	636
705	Series 2005-A8, Class 1A1, VAR, 5.231%, 11/25/35	690
3,857	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	3,472
	MASTR Alternative Loan Trust
2,496	Series 2006-3, Class 3A1, 5.500%, 06/25/21	2,423
730	Series 2005-3, Class 1A1, 5.500%, 04/25/35	740
2,681	Series 2005-6, Class 1A2, 5.500%, 12/25/35	2,447
764	Series 2005-5, Class 3A1, 5.750%, 08/25/35	709
1,260	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF2, 6.250%, 10/25/36	1,227
	Morgan Stanley Mortgage Loan Trust
677	Series 2005-4, Class 1A, 5.000%, 08/25/35	685
2,144	Series 2004-9, Class 1A, VAR, 5.826%, 11/25/34	2,095
751	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005- WF1, Class 2A5, SUB, 5.159%, 03/25/35	769
	RALI Trust
332	Series 2003-QS20, Class CB, 5.000%, 11/25/18	342
492	Series 2005-QS2, Class A1, 5.500%, 02/25/35	488
319	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	317
3,091	Series 2005-QS17, Class A3, 6.000%, 12/25/35	2,745
5,488	Series 2006-QS4, Class A2, 6.000%, 04/25/36	4,510
1,360	Series 2004-QS15, Class A2, VAR, 0.604%, 11/25/34	1,188
	Residential Asset Securitization Trust
379	Series 2004-A6, Class A1, 5.000%, 08/25/19	390
6,607	Series 2005-A3, Class A2, 5.500%, 04/25/35	5,826
5,139	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	4,684
	RFMSI Trust
778	Series 2006-S10, Class 2A1, 5.500%, 10/25/21	795
93	Series 2006-S12, Class 2A2, 6.000%, 12/25/36	96

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — Continued
	United States –– Continued
3,059	Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5A1, VAR, 1.631%, 03/25/46	2,194
	Structured Asset Securities Corp.
1,817	Series 2005-6, Class 2A3, 5.500%, 05/25/35	1,846
1,440	Series 2003-35, Class B1, VAR, 5.539%, 12/25/33	1,190
	WaMu Mortgage Pass-Through Certificates
116	Series 2005-AR15, Class A1A1, VAR, 0.464%, 11/25/45	109
1,934	Series 2005-AR16, Class 1A1, VAR, 2.484%, 12/25/35	1,894
	Washington Mutual Alternative Mortgage Pass-Through Certificates
2,858	Series 2006-3, Class 5A2, 5.500%, 03/25/21	2,777
5,357	Series 2005-1, Class 1A3, 5.500%, 03/25/35	5,380
1,846	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,799
3,251	Series 2005-10, Class 4CB1, 5.750%, 12/25/35	2,745
4,839	Series 2007-1, Class 2A1, 6.000%, 01/25/22	4,691
596	Series 2006-5, Class 2CB5, 6.500%, 07/25/36	465
	Wells Fargo Mortgage-Backed Securities Trust
5,017	Series 2006-5, Class 1A5, 5.250%, 04/25/36	5,119
152	Series 2007-5, Class 2A3, 5.500%, 05/25/22	160
810	Series 2006-3, Class A9, 5.500%, 03/25/36	815
136	Series 2006-4, Class 1A1, 5.750%, 04/25/36	137
4,390	Series 2006-4, Class 1A9, 5.750%, 04/25/36	4,482
1,301	Series 2007-2, Class 1A13, 6.000%, 03/25/37	1,249
2,240	Series 2007-15, Class A1, 6.000%, 11/25/37	2,239

	Total Collateralized Mortgage Obligations (Cost $253,026)	261,884

Commercial Mortgage-Backed Security — 0.1%
	United States — 0.1%
2,303	Banc of America Large Loan Trust, Series 2010-HLTN, VAR, 2.506%, 11/15/15 (e) (Cost $2,128)	2,305

SHARES
Common Stocks — 35.7%
	Australia — 1.8%
983	Amcor Ltd. (m)	8,607
397	Australia & New Zealand Banking Group Ltd. (m)	11,016
2,115	Commonwealth Property Office Fund (m)	2,451
7,506	Dexus Property Group (m)	8,182
2,812	Goodman Group (m)	13,190
2,565	Mirvac Group (m)	4,257
5,264	Stockland (m)	18,930
2,078	Transurban Group (m)	13,226
696	Westfield Group (m)	8,124
945	Westfield Retail Trust (m)	3,165

		91,148

	Belgium — 0.2%
64	Solvay S.A. (m)	10,059
22	Warehouses De Pauw S.C.A. (m)	1,374

		11,433

	Bermuda — 0.0% (g)
60	Validus Holdings Ltd.	2,193

	Brazil — 1.2%
580	AES Tiete S.A. (m)	5,429
816	Banco do Brasil S.A. (m)	9,993
471	CCR S.A. (m)	4,865
610	Cielo S.A. (m)	17,246
956	EDP - Energias do Brasil S.A. (m)	5,851
183	Embraer S.A., ADR, (m)	6,040
362	Souza Cruz S.A. (m)	5,982
373	Tractebel Energia S.A. (m)	6,627

		62,033

	Canada — 0.5%
143	Allied Properties Real Estate Investment Trust (m)	4,945
143	Artis Real Estate Investment Trust (m)	2,294
36	Calloway Real Estate Investment Trust (m)	1,059
80	Canadian Apartment Properties REIT (m)	2,058
53	Canadian Real Estate Investment Trust (m)	2,390

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Canada –– Continued
80		Dundee Real Estate Investment Trust, Class A (m)	3,010
110		First Capital Realty, Inc. (m)	2,094
53		H&R Real Estate Investment Trust (m)	1,247
154		RioCan Real Estate Investment Trust (m)	4,163

			23,260

		China — 1.4%
17,418		Bank of China Ltd., Class H (m)	8,582
25,920		China Construction Bank Corp., Class H (m)	22,360
9,764		Industrial & Commercial Bank of China Ltd., Class H (m)	7,353
5,566		Jiangsu Expressway Co., Ltd., Class H (m)	5,739
4,814		PetroChina Co., Ltd., Class H (m)	6,827
4,122		Wynn Macau Ltd. (a) (m)	11,566
6,978		Zhejiang Expressway Co., Ltd., Class H (m)	6,199

			68,626

		Finland — 0.2%
247		Technopolis OYJ (m)	1,287
744		UPM-Kymmene OYJ (m)	9,097

			10,384

		France — 1.7%
250		Cie de St-Gobain (m)	10,271
486		Electricite de France S.A. (m)	9,325
27		ICADE (m)	2,383
150		Sanofi (m)	14,649
155		Schneider Electric S.A. (m)	11,775
88		Sodexo (m)	7,817
141		Total S.A. (m)	7,621
96		Unibail-Rodamco SE (m)	22,618

			86,459

		Germany — 1.0%
118		Allianz SE (m)	16,924
358		Alstria Office REIT-AG (m)	4,378
157		BASF SE (m)	15,892
198		Deutsche Boerse AG (m)	13,040

			50,234

		Hong Kong — 1.4%
416		Cheung Kong Holdings Ltd. (m)	6,823
650		China Mobile Ltd. (m)	7,102
4,131		Dah Chong Hong Holdings Ltd. (m)	4,775
393		Hang Seng Bank Ltd. (m)	6,440
1,288		Hutchison Whampoa Ltd. (m)	14,396
1,377		Link REIT (The) (m)	7,159
2,719		New World Development Co., Ltd. (m)	5,001
4,130		SJM Holdings Ltd. (m)	11,275
311		Sun Hung Kai Properties Ltd. (m)	5,109
293		VTech Holdings Ltd. (m)	3,379

			71,459

		India — 0.2%
824		Coal India Ltd. (m)	5,475
2,107		Tata Motors Ltd., Class A (m)	6,593

			12,068

		Indonesia — 0.5%
1,038		Indo Tambangraya Megah Tbk PT (m)	4,416
29,757		Perusahaan Gas Negara Persero Tbk PT (m)	14,286
5,832		Telekomunikasi Indonesia Persero Tbk PT (m)	5,841

			24,543

		Ireland — 0.0% (g)
21		Accenture plc, Class A	1,545

		Italy — 0.4%
740		Eni S.p.A. (m)	18,481

		Japan — 2.5%
2		Advance Residence Investment Corp. (m)	3,543
464		Canon, Inc. (m)	16,878
144		Daito Trust Construction Co., Ltd. (m)	14,208
—	(h)	Daiwahouse Residential Investment Corp. (m)	4,026
4		GLP J-Reit (a) (m)	3,174
—	(h)	Japan Real Estate Investment Corp. (m)	4,985
3		Japan Retail Fund Investment Corp. (m)	5,864
523		Japan Tobacco, Inc. (m)	16,318
—	(h)	Kenedix Realty Investment Corp. (m)	1,504
223		Mitsui Fudosan Co., Ltd. (m)	5,097
338		Nippon Telegraph & Telephone Corp. (m)	14,147
1,106		Nissan Motor Co., Ltd. (m)	11,321
1		Orix JREIT, Inc. (m)	5,562
—	(h)	Premier Investment Corp. (m)	2,022
1,116		Sumitomo Corp. (m)	14,431
—	(h)	Tokyu REIT, Inc. (m)	1,399

			124,479

		Kazakhstan — 0.1%
252		KazMunaiGas Exploration Production JSC, Reg. S., GDR (m)	4,514

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
	Luxembourg — 0.0% (g)
7	Magnachip Semiconductor Corp. (a)	107

	Malaysia — 0.1%
1,291	Lafarge Malayan Cement Bhd (m)	3,865

	Mexico — 0.1%
2,493	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	7,026

	Netherlands — 1.1%
63	Corio N.V. (m)	3,050
303	Delta Lloyd N.V. (m)	5,976
815	Royal Dutch Shell plc, Class A (m)	28,902
318	Unilever N.V., CVA, (m)	12,882
55	Vastned Retail N.V. (m)	2,464

		53,274

	New Zealand — 0.2%
4,572	Telecom Corp. of New Zealand Ltd. (m)	9,311

	Norway — 0.3%
184	Gjensidige Forsikring ASA (m)	2,898
443	Telenor ASA (m)	9,762

		12,660

	Philippines — 0.1%
84	Philippine Long Distance Telephone Co., ADR (m)	5,791

	Poland — 0.3%
80	KGHM Polska Miedz S.A. (m)	4,909
58	Powszechny Zaklad Ubezpieczen S.A. (m)	7,626

		12,535

	Qatar — 0.2%
210	Commercial Bank of Qatar QSC (The) (m)	4,516
124	Industries Qatar QSC (m)	5,759

		10,275

	Russia — 0.6%
116	Lukoil OAO, ADR (m)	7,802
225	MMC Norilsk Nickel OJSC, ADR (m)	4,490
321	Mobile Telesystems OJSC, ADR (m)	6,306
764	Sberbank of Russia, ADR (m)	11,264

		29,862

	Singapore — 1.1%
5,058	Ascendas India Trust (m)	3,351
895	Ascendas Real Estate Investment Trust (m)	1,831
1,613	Ascott Residence Trust (m)	1,805
3,118	Cambridge Industrial Trust (m)	1,789
3,288	CapitaCommercial Trust (m)	4,422
700	CapitaLand Ltd. (m)	2,261
2,714	CapitaMalls Asia Ltd. (m)	4,737
595	Global Logistic Properties Ltd. (m)	1,326
6,538	Hutchison Port Holdings Trust, Class U (m)	5,357
825	Keppel Corp., Ltd. (m)	7,666
244	Keppel Land Ltd. (m)	840
6,404	Singapore Telecommunications Ltd. (m)	18,099

		53,484

	South Africa — 1.2%
1,781	African Bank Investments Ltd. (m)	6,140
243	Bidvest Group Ltd. (m)	5,789
280	Exxaro Resources Ltd. (m)	5,503
536	Foschini Group Ltd. (The) (m)	7,021
1,078	Growthpoint Properties Ltd. (m)	3,035
421	Imperial Holdings Ltd. (m)	9,158
94	Kumba Iron Ore Ltd. (m)	6,302
314	MTN Group Ltd. (m)	6,136
169	Sasol Ltd. (m)	7,297
180	Tiger Brands Ltd. (m)	5,911

		62,292

	South Korea — 0.4%
229	Kangwon Land, Inc. (a) (m)	6,583
78	KT&G Corp. (m)	5,425
335	SK Telecom Co., Ltd., ADR (m)	5,678
54	S-Oil Corp. (m)	4,871

		22,557

	Sweden — 0.6%
237	Atlas Copco AB, Class A (m)	6,752
367	Swedbank AB, Class A (m)	8,676
1,113	Telefonaktiebolaget LM Ericsson, Class B (m)	12,946

		28,374

	Switzerland — 1.0%
190	Nestle S.A. (m)	13,355
90	Roche Holding AG (m)	19,841
257	Swiss Re AG (a) (m)	19,110

		52,306

	Taiwan — 0.9%
1,776	Delta Electronics, Inc. (m)	6,435
1,047	Far EasTone Telecommunications Co., Ltd. (m)	2,664

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — Continued
		Taiwan –– Continued
2,920		Novatek Microelectronics Corp. (m)	11,618
744		President Chain Store Corp. (m)	4,021
3,034		Quanta Computer, Inc. (m)	7,091
1,101		Taiwan Mobile Co., Ltd. (m)	3,918
481		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	8,531
964		Tripod Technology Corp. (m)	1,945

			46,223

		Thailand — 0.3%
1,115		Advanced Info Service PCL (m)	7,774
3,284		Bangkok Expressway PCL (m)	4,543
233		Siam Cement PCL, NVDR (m)	3,474

			15,791

		Turkey — 0.4%
1,126		Arcelik A.S. (m)	7,363
296		Ford Otomotiv Sanayi A.S. (m)	3,370
298		Tupras Turkiye Petrol Rafinerileri A.S. (m)	8,230

			18,963

		United Kingdom — 2.8%
261		AstraZeneca plc (m)	12,609
431		Atrium European Real Estate Ltd. (m)	2,660
907		British Land Co. plc (m)	8,083
2,632		Centrica plc (m)	14,617
321		Diageo plc (m)	9,567
582		GlaxoSmithKline plc (m)	13,319
664		Hammerson plc (m)	5,113
697		Helical Bar plc (m)	2,543
1,299		HSBC Holdings plc (m)	14,777
208		Land Securities Group plc (m)	2,654
1,607		Old Mutual plc (m)	4,790
610		Pearson plc (m)	11,544
212		Rio Tinto plc (m)	12,003
160		SABMiller plc (m)	7,994
1,127		Safestore Holdings plc (m)	2,234
432		Segro plc (m)	1,700
5,046		Vodafone Group plc (m)	13,771

			139,978

		United States — 10.9%
47		3M Co.	4,742
57		Abbott Laboratories	1,942
57		AbbVie, Inc.	2,099
93		American Campus Communities, Inc. (m)	4,312
84		Analog Devices, Inc.	3,683
100		Apartment Investment & Management Co., Class A (m)	2,716
22		Apple, Inc. (m)	10,013
63		Arthur J. Gallagher & Co.	2,337
75		AT&T, Inc.	2,613
16		Automatic Data Processing, Inc.	941
18		AvalonBay Communities, Inc. (m)	2,284
178		BioMed Realty Trust, Inc. (m)	3,626
33		Boston Properties, Inc. (m)	3,474
213		Brandywine Realty Trust (m)	2,710
35		Camden Property Trust (m)	2,394
57		Capmark Financial Group, Inc. (a)	689
150		CBL & Associates Properties, Inc. (m)	3,213
51		CenturyLink, Inc.	2,048
148		Chevron Corp. (m)	17,088
52		Cincinnati Financial Corp.	2,196
90		Cinemark Holdings, Inc.	2,546
561		Cisco Systems, Inc. (m)	11,536
362		CME Group, Inc. (m)	20,929
78		CMS Energy Corp.	1,997
117		Coca-Cola Co. (The)	4,354
300		ConocoPhillips (m)	17,394
1		Constar International, Inc., ADR (a) (i)	—
92		CubeSmart (m)	1,400
22		Cullen/Frost Bankers, Inc.	1,281
57		Digital Realty Trust, Inc. (m)	3,884
373		Dow Chemical Co. (The) (m)	12,026
261		Duke Realty Corp. (m)	4,024
61		Dynegy, Inc. (a)	1,227
354		Emerson Electric Co. (m)	20,243
71		Equity One, Inc. (m)	1,596
4		Eurofresh, Inc., ADR (a) (i)	—
78		Extra Space Storage, Inc. (m)	3,092
—	(h)	General Maritime Corp. (a) (i)	11
1		General Motors Co. (a)	15
165		HCP, Inc. (m)	7,637
63		Health Care REIT, Inc. (m)	3,959
115		Healthcare Realty Trust, Inc. (m)	2,925
31		Hershey Co. (The)	2,497
131		Highwoods Properties, Inc. (m)	4,720
89		Home Depot, Inc. (The)	5,950
322		Johnson & Johnson (m)	23,800
284		Kinder Morgan, Inc. (m)	10,635

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES			SECURITY DESCRIPTION	VALUE
	Common Stocks — Continued
			United States –– Continued
	56		KLA-Tencor Corp.	3,075
	107		LaSalle Hotel Properties (m)	2,916
	130		Liberty Property Trust (m)	5,092
	43		Limited Brands, Inc.	2,048
	58		Linear Technology Corp.	2,117
	92		Lorillard, Inc.	3,606
	31		M&T Bank Corp.	3,149
	554		Masco Corp. (m)	10,185
	196		Mattel, Inc. (m)	7,381
	43		McGraw-Hill Cos., Inc. (The)	2,471
	743		Merck & Co., Inc. (m)	32,122
	782		Microsoft Corp. (m)	21,470
	94		Molex, Inc.	2,563
	94		Mondelez International, Inc., Class A	2,602
	—	(h)	Motors Liquidation Co. GUC Trust (a)	3
	65		National Retail Properties, Inc. (m)	2,081
	3		Neebo, Inc. (a) (i)	5
	18		New Holdco (a) (i)	1,604
	128		NiSource, Inc.	3,465
	46		Northeast Utilities	1,889
	32		Northern Trust Corp.	1,633
	931		Pfizer, Inc. (m)	25,395
	206		Philip Morris International, Inc. (m)	18,118
	24		Post Properties, Inc. (m)	1,164
	28		PPG Industries, Inc.	3,922
	39		Procter & Gamble Co. (The)	2,954
	18		Prologis, Inc. (m)	714
	19		Public Storage (m)	2,971
	295		Real Mex Restaurants, Inc., Class B, ADR (a) (i)	17
	75		Realty Income Corp. (m)	3,293
	179		Sempra Energy (m)	13,405
	35		Simon Property Group, Inc. (m)	5,660
	48		Snap-on, Inc.	3,897
	3		Somerset Cayuga Holding Co., Inc. (a) (i)	66
	340		Sysco Corp. (m)	10,793
	56		T. Rowe Price Group, Inc.	3,972
	22		Taubman Centers, Inc. (m)	1,777
	32		Time Warner Cable, Inc.	2,876
	630		Time Warner, Inc. (m)	31,807
	61		Travelers Cos., Inc. (The)	4,820
	3		U.S. Concrete, Inc. (a)	40
	7		V.F. Corp.	1,076
	87		Ventas, Inc. (m)	5,741
	363		Verizon Communications, Inc. (m)	15,848
	602		Wells Fargo & Co. (m)	20,959
	121		Williams Cos., Inc. (The)	4,239
	67		Williams-Sonoma, Inc.	2,927
	35		Yum! Brands, Inc.	2,298

				547,024

			Total Common Stocks (Cost $1,606,621)	1,794,557

PRINCIPAL AMOUNT
	Convertible Bonds — 3.0%
			Australia — 0.2%
AUD	6,700		CFS Retail Property Trust Group, 5.750%, 07/04/16	7,314
			Paladin Energy Ltd.,
	1,000		3.625%, 11/04/15	895
	3,400		Reg. S., 6.000%, 04/30/17	3,232

				11,441

			Austria — 0.0% (g)
EUR	34,073		IMMOFINANZ AG, 4.250%, 03/08/18	2,083

			Bermuda — 0.1%
			Ship Finance International Ltd.,
	2,377		3.250%, 02/01/18	2,395
	2,000		3.750%, 02/10/16	2,039

				4,434

			Canada — 0.1%
			Detour Gold Corp.,
	2,334		5.500%, 11/30/17	2,427
	1,500		Petrominerales Ltd., 2.625%, 08/25/16	1,466

				3,893

			Cayman Islands — 0.2%
	4,600		Agile Property Holdings Ltd., 4.000%, 04/28/16	4,768
	3,900		Polarcus Ltd., 2.875%, 04/27/16	4,128
CNY	11,200		Shui On Land Ltd., 4.500%, 09/29/15	1,876

				10,772

			France — 0.4%
EUR	233		Air France-KLM, 4.970%, 04/01/15	4,060
EUR	1,482		Alcatel-Lucent, 5.000%, 01/31/15	6,543
EUR	17,395		Peugeot S.A., 4.450%, 01/01/16	5,749
EUR	175		SOITEC, 6.250%, 09/09/14	1,853

				18,205

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — Continued
	India — 0.3%
5,300	Jaiprakash Power Ventures Ltd., 5.000%, 02/13/15	5,406
1,900	Sesa Goa Ltd., Reg. S., 5.000%, 10/31/14	1,879
4,011	Sterlite Industries India Ltd., 4.000%, 10/30/14	3,931
4,900	Tata Steel Ltd., 4.500%, 11/21/14	4,976

		16,192

	Luxembourg — 0.1%
	Kloeckner & Co. Financial Services S.A.,
EUR 1,400	6.000%, 06/09/14	1,969
EUR 2,350	Reg. S., 2.500%, 12/22/17	3,070

		5,039

	Mexico — 0.0% (g)
900	Cemex S.A.B. de C.V., 4.875%, 03/15/15	1,032

	Netherlands — 0.0% (g)
EUR 1,800	Volkswagen International Finance N.V., 5.500%, 11/09/15 (e)	2,816

	South Africa — 0.1%
ZAR 27,000	Steinhoff International Holdings Ltd., 9.625%, 07/20/15	3,926

	Spain — 0.1%
EUR 1,350	Abengoa S.A., 4.500%, 02/03/17	1,735
EUR 750	Melia Hotels International S.A., 5.000%, 12/18/14	1,056
EUR 2,200	Pescanova S.A., 8.750%, 02/17/19	3,264

		6,055

	United Arab Emirates — 0.1%
EUR 3,000	Aabar Investments PJSC, Reg. S., 4.000%, 05/27/16	4,173

	United Kingdom — 0.3%
1,500	Salamander Energy plc, 5.000%, 03/30/15	1,574
GBP 2,900	TUI Travel plc, 6.000%, 10/05/14	4,907
6,300	Vedanta Resources Jersey Ltd., 5.500%, 07/13/16	6,502

		12,983

	United States — 1.0%
1,913	Advanced Micro Devices, Inc., 6.000%, 05/01/15	1,832
4,602	Annaly Capital Management, Inc., 5.000%, 05/15/15	4,711
3,662	Apollo Investment Corp., 5.750%, 01/15/16	3,850
	Ares Capital Corp.,
1,896	4.750%, 01/15/18 (e)	1,943
4,795	4.875%, 03/15/17 (e)	5,071
1,740	5.125%, 06/01/16	1,840
3,634	Chesapeake Energy Corp., 2.500%, 05/15/37	3,534
2,313	Corporate Office Properties LP, 4.250%, 04/15/30 (e)	2,393
3,500	Dendreon Corp., 2.875%, 01/15/16	2,896
5,105	DryShips, Inc., 5.000%, 12/01/14	4,311
780	Micron Technology, Inc., 1.875%, 06/01/27	752
2,745	NuVasive, Inc., 2.750%, 07/01/17	2,560
1,916	Peabody Energy Corp., 4.750%, 12/15/41	1,826
4,809	Prospect Capital Corp., 5.750%, 03/15/18 (e)	4,821
1,932	RadioShack Corp., 2.500%, 08/01/13 (e)	1,818
113	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	114
131	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	131
3,855	SunPower Corp., 4.750%, 04/15/14	3,725
15	U.S. Concrete, Inc., 9.500%, 08/31/15 (e)	19

		48,147

	Total Convertible Bonds (Cost $143,355)	151,191

Corporate Bonds — 34.9%
	Australia — 0.3%
553	Ausdrill Finance Pty Ltd., 6.875%, 11/01/19 (e)	550
250	Boart Longyear Management Pty Ltd., 7.000%, 04/01/21 (e)	259
	FMG Resources August 2006 Pty Ltd.,
200	6.000%, 04/01/17 (e)	206
750	6.375%, 02/01/16 (e)	773
925	6.875%, 02/01/18 (e)	960
1,412	6.875%, 04/01/22 (e)	1,461
8,928	8.250%, 11/01/19 (e)	9,575
453	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	480

		14,264

	Austria — 0.0% (g)
365	ESAL GmbH, 6.250%, 02/05/23 (e)	355

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Austria –– Continued
	Sappi Papier Holding GmbH,
700	6.625%, 04/15/21 (e)	735
200	8.375%, 06/15/19 (e)	226

		1,316

	Bahamas — 0.0% (g)
556	Ultrapetrol Bahamas Ltd., 9.000%, 11/24/14	556

	Bermuda — 0.2%
	Aircastle Ltd.,
282	6.250%, 12/01/19	305
2,400	6.750%, 04/15/17	2,640
2,765	7.625%, 04/15/20	3,173
700	9.750%, 08/01/18	803
1,650	Catlin Insurance Co., Ltd., VAR, 7.249%, 01/19/17 (e) (x)	1,679
	Seadrill Ltd.,
669	5.625%, 09/15/17 (e)	677
200	6.500%, 10/05/15	210
315	Viking Cruises Ltd., 8.500%, 10/15/22 (e)	347

		9,834

	Canada — 0.7%
310	Ainsworth Lumber Co., Ltd., 7.500%, 12/15/17 (e)	331
	Bombardier, Inc.,
1,273	6.125%, 01/15/23 (e)	1,295
5,025	7.750%, 03/15/20 (e)	5,691
615	Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)	649
635	Cascades, Inc., 7.750%, 12/15/17	673
1,550	Garda World Security Corp., 9.750%, 03/15/17 (e)	1,639
455	Inmet Mining Corp., 7.500%, 06/01/21 (e)	489
	Kodiak Oil & Gas Corp.,
489	5.500%, 01/15/21 (e)	493
3,200	8.125%, 12/01/19	3,568
859	Masonite International Corp., 8.250%, 04/15/21 (e)	945
1,118	Mattamy Group Corp., 6.500%, 11/15/20 (e)	1,127
568	MEG Energy Corp., 6.375%, 01/30/23 (e)	592
550	Mood Media Corp., 9.250%, 10/15/20 (e)	591
	New Gold, Inc.,
390	6.250%, 11/15/22 (e)	412
204	7.000%, 04/15/20 (e)	219
	Novelis, Inc.,
500	8.375%, 12/15/17	553
1,125	8.750%, 12/15/20	1,271
	Precision Drilling Corp.,
210	6.500%, 12/15/21	225
885	6.625%, 11/15/20	945
	Quebecor Media, Inc.,
2,790	5.750%, 01/15/23 (e)	2,923
2,587	7.750%, 03/15/16	2,632
	Quebecor World Capital Corp.,
50	6.125%, 11/15/13 (d)	—	(h)
50	9.750%, 01/15/15 (d)	1
165	Taseko Mines Ltd., 7.750%, 04/15/19	161
1,165	Telesat Canada/Telesat LLC, 6.000%, 05/15/17 (e)	1,223
3,528	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	3,757

		32,405

	Cayman Islands — 0.3%
	MCE Finance Ltd.,
770	5.000%, 02/15/21 (e)	770
1,115	10.250%, 05/15/18	1,276
	Seagate HDD Cayman,
295	6.875%, 05/01/20	321
101	7.000%, 11/01/21	112
1,210	7.750%, 12/15/18	1,338
150	Seagate Technology HDD Holdings, 6.800%, 10/01/16	169
625	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	659
7,650	UPCB Finance III Ltd., 6.625%, 07/01/20 (e)	8,185
1,150	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	1,274
1,300	UPCB Finance VI Ltd., 6.875%, 01/15/22 (e)	1,420

		15,524

	Dominican Republic — 0.1%
5,480	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23 (e)	5,548

	Finland — 0.0% (g)
	Nokia OYJ,
524	5.375%, 05/15/19	502
434	6.625%, 05/15/39	406

		908

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	France — 0.1%
3,100	Electricite de France S.A., VAR, 5.250%, 01/29/23 (e) (x)	3,026
675	Lafarge S.A., 7.125%, 07/15/36	695
150	Pernod-Ricard S.A., 5.750%, 04/07/21 (e)	176
608	Rexel S.A., 6.125%, 12/15/19 (e)	651

		4,548

	Georgia — 0.2%
8,830	Georgian Railway JSC, 7.750%, 07/11/22 (e)	10,419

	Germany — 0.0% (g)
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
EUR 647	5.125%, 01/21/23 (e)	857
660	5.500%, 01/15/23 (e)	673

		1,530

	Ireland — 0.3%
	Ardagh Packaging Finance plc,
1,625	7.375%, 10/15/17 (e)	1,787
8,900	9.125%, 10/15/20 (e)	9,768
	Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc.,
200	4.875%, 11/15/22 (e)	199
500	7.000%, 11/15/20 (e)	504
252	9.125%, 10/15/20 (e)	275
1,529	Elan Finance plc/Elan Finance Corp., 6.250%, 10/15/19 (e)	1,636
1,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.748%, 02/02/21 (e)	1,145
925	XL Group plc, VAR, 6.500%, 04/15/17 (x)	889

		16,203

	Japan — 0.0% (g)
1,400	eAccess Ltd., 8.250%, 04/01/18 (e)	1,571

	Liberia — 0.0% (g)
315	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	334

	Luxembourg — 1.4%
311	Altice Financing S.A., 7.875%, 12/15/19 (e)	334
200	Altice Finco S.A., 9.875%, 12/15/20 (e)	219
440	APERAM, 7.750%, 04/01/18 (e)	422
	ArcelorMittal,
2,900	5.000%, 02/25/17	2,969
3,850	6.750%, 02/25/22	4,234
2,000	7.500%, 10/15/39	2,020
1,500	9.850%, 06/01/19	1,884
225	Calcipar S.A., 6.875%, 05/01/18 (e)	236
	Intelsat Jackson Holdings S.A.,
3,665	6.625%, 12/15/22 (e)	3,725
1,975	7.250%, 04/01/19	2,118
845	7.250%, 10/15/20 (e)	904
7,795	7.250%, 10/15/20	8,341
1,200	7.500%, 04/01/21	1,302
150	8.500%, 11/01/19	166
	Intelsat Luxembourg S.A.,
7,730	11.250%, 02/04/17	8,194
6,692	PIK, 12.500%, 02/04/17	7,094
2,105	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., 10.500%, 04/15/18	2,352
12,500	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S., 9.000%, 06/11/14	13,594
450	Silver II Borrower/Silver II US Holdings LLC, 7.750%, 12/15/20 (e)	471
1,919	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 8.750%, 02/01/19 (e)	1,900
	Wind Acquisition Finance S.A.,
292	7.250%, 02/15/18 (e)	306
4,300	7.250%, 02/15/18 (e)	4,526
1,330	11.750%, 07/15/17 (e)	1,430

		68,741

	Mexico — 0.1%
	Cemex S.A.B. de C.V.,
2,500	9.000%, 01/11/18 (e)	2,715
2,000	VAR, 5.311%, 09/30/15 (e)	2,023
	Kansas City Southern de Mexico S.A. de C.V.,
200	6.125%, 06/15/21	225
298	6.625%, 12/15/20	338
350	8.000%, 02/01/18	383

		5,684

	Netherlands — 0.6%
1,600	Bluewater Holding B.V., VAR, 3.303%, 07/17/14 (e)	1,508
13,325	KazMunaiGaz Finance Sub B.V., Reg. S., 11.750%, 01/23/15	15,640
	LyondellBasell Industries N.V.,
1,160	5.000%, 04/15/19	1,279

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	Netherlands –– Continued
560	5.750%, 04/15/24	648
2,225	6.000%, 11/15/21	2,614
	NXP B.V./NXP Funding LLC,
352	5.750%, 02/15/21 (e)	352
1,385	9.750%, 08/01/18 (e)	1,593
200	OSX 3 Leasing B.V., Reg. S., 9.250%, 03/20/15 (e)	207
115	Royal Bank of Scotland N.V., VAR, 1.010%, 03/09/15	111
2,860	Sensata Technologies B.V., 6.500%, 05/15/19 (e)	3,067
	VimpelCom Holdings B.V.,
200	6.255%, 03/01/17 (e)	214
500	7.504%, 03/01/22 (e)	570
200	VAR, 4.310%, 06/29/14 (e)	201

		28,004

	Norway — 0.0% (g)
1,097	Petroleum Geo-Services ASA, 7.375%, 12/15/18 (e)	1,196

	Spain — 0.1%
	Cemex Espana Luxembourg,
1,075	9.250%, 05/12/20 (e)	1,156
600	9.875%, 04/30/19 (e)	673

		1,829

	United Kingdom — 0.5%
	Barclays Bank plc,
320	6.050%, 12/04/17 (e)	358
570	7.625%, 11/21/22	562
886	10.179%, 06/12/21 (e)	1,200
3,585	CEVA Group plc, 8.375%, 12/01/17 (e)	3,666
1,750	Hanson Ltd., 6.125%, 08/15/16	1,916
	Ineos Finance plc,
725	7.500%, 05/01/20 (e)	781
3,400	8.375%, 02/15/19 (e)	3,723
4,950	9.000%, 05/15/15 (e)	5,247
300	Jaguar Land Rover plc, 5.625%, 02/01/23 (e)	306
2,652	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	2,731
2,032	Royal Bank of Scotland plc (The), Reg. S., VAR, 9.500%, 03/16/22	2,403
1,000	Studio City Finance Ltd., 8.500%, 12/01/20 (e)	1,101
	Virgin Media Finance plc,
911	4.875%, 02/15/22	909
568	8.375%, 10/15/19	642

		25,545

	United States — 29.9%
410	99 Cents Only Stores, 11.000%, 12/15/19	470
	Accellent, Inc.,
3,550	8.375%, 02/01/17	3,745
750	10.000%, 11/01/17	660
	Access Midstream Partners LP/ACMP Finance Corp.,
915	4.875%, 05/15/23	910
1,483	6.125%, 07/15/22	1,576
1,700	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,677
1,923	ACL I Corp., PIK, 10.625%, 02/15/16	1,951
290	Actuant Corp., 5.625%, 06/15/22	299
	Advanced Micro Devices, Inc.,
11	7.750%, 08/01/20	9
300	8.125%, 12/15/17	281
	AES Corp.,
3,475	8.000%, 10/15/17	4,014
750	9.750%, 04/15/16	892
1,450	AES Eastern Energy LP, 9.000%, 01/02/17 (d) (i)	—
	AK Steel Corp.,
448	7.625%, 05/15/20	406
228	8.375%, 04/01/22	209
615	8.750%, 12/01/18 (e)	667
4,750	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	3,705
400	Allbritton Communications Co., 8.000%, 05/15/18	433
510	Alliance One International, Inc., 10.000%, 07/15/16	542
1,950	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	2,116
	Ally Financial, Inc.,
7,971	4.625%, 06/26/15	8,371
7,947	5.500%, 02/15/17	8,544
2,500	6.250%, 12/01/17	2,781
1,400	7.500%, 09/15/20	1,684
2,560	8.000%, 03/15/20	3,139
4,225	8.000%, 11/01/31	5,339
	Alpha Natural Resources, Inc.,
1,138	6.000%, 06/01/19	1,024
651	6.250%, 06/01/21	583

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
200	9.750%, 04/15/18	218
454	Alphabet Holding Co., Inc., PIK, 8.500%, 11/01/17 (e)	470
	Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
489	9.625%, 10/15/18 (e)	513
600	9.625%, 10/15/18	630
	AMC Entertainment, Inc.,
2,350	8.750%, 06/01/19	2,597
1,850	9.750%, 12/01/20	2,155
40	American Achievement Corp., 10.875%, 04/15/16 (e)	37
3,450	American Axle & Manufacturing, Inc., 7.750%, 11/15/19	3,847
780	American Casino & Entertainment Properties LLC/ACEP Finance Corp., 11.000%, 06/15/14	796
	American International Group, Inc.,
13,375	6.250%, 03/15/37	14,261
4,287	VAR, 8.175%, 05/15/58	5,573
1,000	American Stores Co., 7.100%, 03/20/28	1,195
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
350	6.750%, 05/20/20	379
450	7.000%, 05/20/22	493
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,285	6.250%, 08/20/19	1,362
84	6.500%, 05/20/21	90
775	Ameristar Casinos, Inc., 7.500%, 04/15/21	843
	Amkor Technology, Inc.,
350	6.375%, 10/01/22	352
450	6.625%, 06/01/21	460
2,600	7.375%, 05/01/18	2,736
685	AmSouth Bancorp, 6.750%, 11/01/25	719
250	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	267
520	Amsurg Corp., 5.625%, 11/30/20 (e)	543
465	Anixter, Inc., 5.625%, 05/01/19	493
1,140	Antero Resources Finance Corp., 6.000%, 12/01/20 (e)	1,176
1,052	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	1,110
	Arch Coal, Inc.,
400	7.000%, 06/15/19	361
2,950	7.250%, 06/15/21	2,640
2,175	8.750%, 08/01/16	2,235
255	9.875%, 06/15/19 (e)	265
1,275	Armored Autogroup, Inc., 9.250%, 11/01/18	1,122
340	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	339
282	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	306
2,500	Atkore International, Inc., 9.875%, 01/01/18	2,756
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
890	5.875%, 08/01/23 (e)	888
400	6.625%, 10/01/20 (e)	420
391	Audatex North America, Inc., 6.750%, 06/15/18 (e)	419
275	AutoNation, Inc., 5.500%, 02/01/20	296
	Avaya, Inc.,
6,120	7.000%, 04/01/19 (e)	5,844
1,229	9.750%, 11/01/15	1,171
1,250	10.875%, 11/01/15	1,191
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
580	4.875%, 11/15/17 (e)	592
4,520	8.250%, 01/15/19	5,006
3,424	9.625%, 03/15/18	3,801
1,000	9.750%, 03/15/20	1,157
	Ball Corp.,
675	5.000%, 03/15/22	715
270	5.750%, 05/15/21	290
	Bank of America Corp.,
440	5.625%, 07/01/20	510
955	5.875%, 01/05/21	1,123
580	6.500%, 08/01/16	671
18,929	VAR, 8.000%, 01/30/18 (x)	21,337
12,475	VAR, 8.125%, 05/15/18 (x)	14,120
28	Basic Energy Services, Inc., 7.750%, 10/15/22	28
223	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	229
	BE Aerospace, Inc.,
1,309	5.250%, 04/01/22	1,378
180	6.875%, 10/01/20	199
2,350	Belden, Inc., 5.500%, 09/01/22 (e)	2,420

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Berry Plastics Corp.,
1,170	9.500%, 05/15/18	1,308
715	9.750%, 01/15/21	838
	Bill Barrett Corp.,
525	7.000%, 10/15/22	541
1,467	7.625%, 10/01/19	1,544
595	9.875%, 07/15/16	641
	Biomet, Inc.,
7,015	6.500%, 08/01/20 (e)	7,366
700	6.500%, 10/01/20 (e)	710
287	Boise Cascade LLC/Boise Cascade Finance Corp., 6.375%, 11/01/20 (e)	300
625	Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.000%, 04/01/20	692
437	Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 02/15/18 (e)	456
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
400	7.875%, 04/15/22 (e)	423
3,750	8.625%, 10/15/20	4,116
750	Briggs & Stratton Corp., 6.875%, 12/15/20	844
1,905	Brightstar Corp., 9.500%, 12/01/16 (e)	2,048
	Building Materials Corp. of America,
1,815	6.750%, 05/01/21 (e)	2,001
500	6.875%, 08/15/18 (e)	540
5,770	Bumble Bee Acquisition Corp., 9.000%, 12/15/17 (e)	6,333
600	Burger King Corp., 9.875%, 10/15/18	685
	Cablevision Systems Corp.,
1,325	5.875%, 09/15/22	1,303
440	7.750%, 04/15/18	494
1,550	8.000%, 04/15/20	1,752
3,000	8.625%, 09/15/17	3,517
	Caesars Entertainment Operating Co., Inc.,
3,985	8.500%, 02/15/20	4,005
5,050	9.000%, 02/15/20 (e)	5,138
7,140	11.250%, 06/01/17	7,640
2,700	Caesars Operating Escrow LLC/Caesars Escrow Corp., 9.000%, 02/15/20 (e)	2,747
75	Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.000%, 06/01/16 (e)	79
	Calpine Corp.,
3,386	7.250%, 10/15/17 (e)	3,589
1,184	7.500%, 02/15/21 (e)	1,284
2,475	7.875%, 07/31/20 (e)	2,729
4,666	7.875%, 01/15/23 (e)	5,156
	Calumet Specialty Products Partners LP/Calumet Finance Corp.,
90	9.375%, 05/01/19	99
827	9.625%, 08/01/20 (e)	924
307	Capella Healthcare, Inc., 9.250%, 07/01/17	332
4,135	Capmark Financial Group, Inc., 0.000%, 05/10/10 (d)	72
1,600	Case New Holland, Inc., 7.875%, 12/01/17	1,892
775	Casella Waste Systems, Inc., 7.750%, 02/15/19	748
	Catalent Pharma Solutions, Inc.,
881	7.875%, 10/15/18 (e)	890
155	9.500%, 04/15/15	157
770	CBRE Services, Inc., 6.625%, 10/15/20	841
330	CCM Merger, Inc., 9.125%, 05/01/19 (e)	331
	CCO Holdings LLC/CCO Holdings Capital Corp.,
173	5.125%, 02/15/23	170
1,304	6.500%, 04/30/21	1,395
599	6.625%, 01/31/22	653
474	7.000%, 01/15/19	513
3,185	7.375%, 06/01/20	3,543
6,525	7.875%, 04/30/18	6,974
1,172	8.125%, 04/30/20	1,316
6,588	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	7,296
450	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	504
	Celanese US Holdings LLC,
600	4.625%, 11/15/22	619
175	6.625%, 10/15/18	192
	Cemex Finance LLC,
1,350	9.375%, 10/12/22 (e)	1,526
1,800	9.500%, 12/14/16 (e)	1,921
5,450	Central Garden & Pet Co., 8.250%, 03/01/18	5,661
375	Century Aluminum Co., 8.000%, 05/15/14	379
4,675	CenturyLink, Inc., 5.800%, 03/15/22	4,892
1,824	Cenveo Corp., 8.875%, 02/01/18	1,801

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
537	6.375%, 09/15/20 (e)	563
2,158	8.625%, 11/15/17 (e)	2,309
1,170	Ceridian Corp., 8.875%, 07/15/19 (e)	1,305
1,542	Chemtura Corp., 7.875%, 09/01/18	1,662
	Chesapeake Energy Corp.,
1,142	6.125%, 02/15/21	1,222
4,700	6.625%, 08/15/20	5,158
900	6.775%, 03/15/19	909
65	6.875%, 08/15/18	69
600	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19 (e)	594
10,414	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	11,560
	CHS/Community Health Systems, Inc.,
1,750	5.125%, 08/15/18	1,842
900	7.125%, 07/15/20	972
1,235	8.000%, 11/15/19	1,355
142	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (i)	84
2,065	Cimarex Energy Co., 5.875%, 05/01/22	2,210
	Cincinnati Bell, Inc.,
215	8.250%, 10/15/17	231
555	8.750%, 03/15/18	586
	Cinemark USA, Inc.,
612	5.125%, 12/15/22 (e)	620
1,005	7.375%, 06/15/21	1,113
250	8.625%, 06/15/19	277
	CIT Group, Inc.,
6,229	4.250%, 08/15/17	6,447
2,161	5.000%, 05/15/17	2,307
1,383	5.000%, 08/15/22	1,461
4,650	5.250%, 03/15/18	4,975
1,727	5.375%, 05/15/20	1,874
2,580	6.625%, 04/01/18 (e)	2,889
175	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	203
23,684	Citigroup, Inc., VAR, 5.950%, 01/30/23 (x)	23,921
	CityCenter Holdings LLC/CityCenter Finance Corp.,
3,690	7.625%, 01/15/16	3,980
1,466	PIK, 10.750%, 01/15/17	1,619
1,315	CKE Restaurants, Inc., 11.375%, 07/15/18	1,532
	Claire’s Stores, Inc.,
3,000	8.875%, 03/15/19	2,940
10,942	9.000%, 03/15/19 (e)	11,981
	Clean Harbors, Inc.,
385	5.125%, 06/01/21 (e)	396
524	5.250%, 08/01/20	548
	Clear Channel Communications, Inc.,
517	9.000%, 12/15/19 (e)	490
505	9.000%, 03/01/21	470
	Clear Channel Worldwide Holdings, Inc.,
675	6.500%, 11/15/22 (e)	712
15,775	6.500%, 11/15/22 (e)	16,800
115	7.625%, 03/15/20	119
2,775	7.625%, 03/15/20	2,900
430	Clearwater Paper Corp., 4.500%, 02/01/23 (e)	427
	Clearwire Communications LLC/Clearwire Finance, Inc.,
83	12.000%, 12/01/15 (e)	90
2,106	12.000%, 12/01/15 (e)	2,282
233	Cleaver-Brooks, Inc., 8.750%, 12/15/19 (e)	250
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
400	8.250%, 12/15/17	425
147	8.500%, 12/15/19	160
1,575	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,591
800	CNH Capital LLC, 3.875%, 11/01/15 (e)	822
730	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	725
253	Coeur d’Alene Mines Corp., 7.875%, 02/01/21 (e)	259
380	Columbus McKinnon Corp., 7.875%, 02/01/19	408
1,095	Commercial Barge Line Co., 12.500%, 07/15/17	1,202
600	Commercial Metals Co., 7.350%, 08/15/18	661
3,141	CommScope, Inc., 8.250%, 01/15/19 (e)	3,432
350	Community Choice Financial, Inc., 10.750%, 05/01/19	332
	Comstock Resources, Inc.,
516	7.750%, 04/01/19	533
750	8.375%, 10/15/17	795
1,017	9.500%, 06/15/20	1,098
	Concho Resources, Inc.,
562	5.500%, 10/01/22	596

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
593	5.500%, 04/01/23	626
1,140	6.500%, 01/15/22	1,242
731	7.000%, 01/15/21	808
	CONSOL Energy, Inc.,
620	8.000%, 04/01/17	669
1,245	8.250%, 04/01/20	1,348
46	Constar International, Inc., 11.000%, 12/31/17 (i)	24
	Constellation Brands, Inc.,
510	6.000%, 05/01/22	574
1,000	7.250%, 09/01/16	1,145
2,000	7.250%, 05/15/17	2,307
2,242	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,332
90	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	95
1,519	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	1,711
402	Continental Airlines 2012-3 Class C Pass- Thru Certificates, 6.125%, 04/29/18	400
	Continental Resources, Inc.,
1,200	5.000%, 09/15/22	1,278
175	7.125%, 04/01/21	198
475	7.375%, 10/01/20	536
750	Corrections Corp. of America, 7.750%, 06/01/17	791
577	Covanta Holding Corp., 6.375%, 10/01/22	630
500	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.750%, 04/01/19 (e)	522
3,218	Cricket Communications, Inc., 7.750%, 10/15/20	3,339
	Crosstex Energy LP/Crosstex Energy Finance Corp.,
701	7.125%, 06/01/22 (e)	734
5,125	8.875%, 02/15/18	5,503
770	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23 (e)	758
712	Crown Castle International Corp., 5.250%, 01/15/23 (e)	748
	CSC Holdings LLC,
100	6.750%, 11/15/21	113
500	8.625%, 02/15/19	601
1,103	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/01/22 (e)	1,111
405	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22 (e)	432
	D.R. Horton, Inc.,
221	4.375%, 09/15/22	220
150	5.625%, 01/15/16	163
	Dana Holding Corp.,
800	6.500%, 02/15/19	856
559	6.750%, 02/15/21	609
	DaVita HealthCare Partners, Inc.,
704	6.375%, 11/01/18	753
3,410	6.625%, 11/01/20	3,717
465	DDR Corp., 7.875%, 09/01/20	591
	Dean Foods Co.,
450	7.000%, 06/01/16	499
150	9.750%, 12/15/18	171
7,130	Del Monte Corp., 7.625%, 02/15/19	7,433
92	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	101
286	Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	298
51	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	58
480	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	520
600	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	639
2,080	Deluxe Corp., 7.000%, 03/15/19	2,220
	Denbury Resources, Inc.,
2,800	8.250%, 02/15/20	3,122
500	9.750%, 03/01/16	527
409	DigitalGlobe, Inc., 5.250%, 02/01/21 (e)	408
600	DineEquity, Inc., 9.500%, 10/30/18	682
	DISH DBS Corp.,
875	4.625%, 07/15/17	914
2,453	5.000%, 03/15/23 (e)	2,422
542	5.875%, 07/15/22	576
4,763	6.750%, 06/01/21	5,335
4,425	7.125%, 02/01/16	4,934
215	7.750%, 05/31/15	240
11,965	7.875%, 09/01/19	14,149
	DJO Finance LLC/DJO Finance Corp.,
2,550	7.750%, 04/15/18	2,531
2,705	8.750%, 03/15/18 (e)	3,009
675	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	748

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States –– Continued
391	DuPont Fabros Technology LP, 8.500%, 12/15/17	424
	Dycom Investments, Inc.,
432	7.125%, 01/15/21 (e)	456
200	7.125%, 01/15/21	214
	Dynegy Holdings LLC,
100	7.125%, 05/15/18 (d)	—	(h)
2,000	7.750%, 06/01/19 (d)	5
600	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, 7.670%, 11/08/16 (d)	10
	E*TRADE Financial Corp.,
285	6.000%, 11/15/17	294
640	6.375%, 11/15/19	664
3,200	Easton-Bell Sports, Inc., 9.750%, 12/01/16	3,452
	Edison Mission Energy,
54	7.000%, 05/15/17 (d)	26
1,546	7.200%, 05/15/19 (d)	758
2,500	El Paso LLC, 7.250%, 06/01/18	2,904
25	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	30
705	Emergency Medical Services Corp., 8.125%, 06/01/19	772
	Endo Health Solutions, Inc.,
225	7.000%, 07/15/19	245
750	7.000%, 12/15/20	814
967	7.250%, 01/15/22	1,059
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
7,750	10.000%, 12/01/20	8,893
694	11.750%, 03/01/22 (e)	790
	Energy XXI Gulf Coast, Inc.,
560	7.750%, 06/15/19	608
700	9.250%, 12/15/17	797
6,885	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	7,711
	EP Energy LLC/Everest Acquisition Finance, Inc.,
2,352	6.875%, 05/01/19	2,546
2,686	7.750%, 09/01/22	2,887
533	EPE Holdings LLC/EP Energy Bond Co., Inc., PIK, 8.875%, 12/15/17 (e)	538
2,950	Epicor Software Corp., 8.625%, 05/01/19	3,179
615	Equinix, Inc., 7.000%, 07/15/21	686
20	Eurofresh, Inc., 15.000%, 11/18/16 (i) †	—
2,725	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	2,909
440	Felcor Lodging LP, 6.750%, 06/01/19	472
	Ferrellgas LP/Ferrellgas Finance Corp.,
950	6.500%, 05/01/21	960
600	9.125%, 10/01/17	648
	Fidelity National Information Services, Inc.,
985	5.000%, 03/15/22	1,066
900	7.875%, 07/15/20	1,018
	First Data Corp.,
4,650	6.750%, 11/01/20 (e)	4,778
500	7.375%, 06/15/19 (e)	526
2,690	8.250%, 01/15/21 (e)	2,771
8,735	8.875%, 08/15/20 (e)	9,674
1,004	9.875%, 09/24/15	1,029
604	11.250%, 01/15/21 (e)	605
6,002	12.625%, 01/15/21	6,392
11,848	PIK, 8.750%, 01/15/22 (e)	12,322
	Ford Motor Co.,
125	7.750%, 06/15/43	146
100	8.900%, 01/15/32	134
50	9.980%, 02/15/47	72
	Ford Motor Credit Co. LLC,
5,500	5.000%, 05/15/18	6,030
6,850	6.625%, 08/15/17	7,988
1,000	Forest City Enterprises, Inc., 6.500%, 02/01/17	960
	Forest Oil Corp.,
4,595	7.250%, 06/15/19	4,606
781	7.500%, 09/15/20 (e)	832
	Freescale Semiconductor, Inc.,
476	8.050%, 02/01/20	491
5,051	9.250%, 04/15/18 (e)	5,556
2,154	10.125%, 03/15/18 (e)	2,380
	Fresenius Medical Care U.S. Finance II, Inc.,
2,978	5.625%, 07/31/19 (e)	3,224
1,220	5.875%, 01/31/22 (e)	1,333
725	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	785
	Frontier Communications Corp.,
20	7.125%, 03/15/19	22
439	7.125%, 01/15/23	466

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
2,400	8.500%, 04/15/20	2,772
175	8.750%, 04/15/22	203
1,757	9.250%, 07/01/21	2,073
350	FTI Consulting, Inc., 6.000%, 11/15/22 (e)	368
72	Gannett Co., Inc., 10.000%, 04/01/16	87
3,262	GCI, Inc., 8.625%, 11/15/19	3,450
371	GenCorp, Inc., 7.125%, 03/15/21 (e)	384
2,473	General Cable Corp., 5.750%, 10/01/22 (e)	2,603
17,900	General Electric Capital Corp., VAR, 6.250%, 12/15/22 (x)	19,539
505	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	545
2,248	GenOn Energy, Inc., 9.875%, 10/15/20	2,585
	Geo Group, Inc. (The),
2,000	6.625%, 02/15/21	2,215
1,250	7.750%, 10/15/17	1,344
350	Georgia-Pacific LLC, 5.400%, 11/01/20 (e)	412
1,140	Goodman Networks, Inc., 0.000%, 07/01/18 (e)	1,265
	Goodyear Tire & Rubber Co. (The),
3,787	7.000%, 05/15/22	4,061
4,325	8.250%, 08/15/20	4,747
800	8.750%, 08/15/20	928
	Graphic Packaging International, Inc.,
240	7.875%, 10/01/18	263
150	9.500%, 06/15/17	161
500	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	546
1,070	Gray Television, Inc., 7.500%, 10/01/20	1,113
2,425	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	2,613
2,500	Griffon Corp., 7.125%, 04/01/18	2,706
300	Grifols, Inc., 8.250%, 02/01/18	329
625	Gymboree Corp., 9.125%, 12/01/18	588
775	H&E Equipment Services, Inc., 7.000%, 09/01/22 (e)	847
	Hanesbrands, Inc.,
1,500	6.375%, 12/15/20	1,624
1,510	8.000%, 12/15/16	1,648
	Harland Clarke Holdings Corp.,
1,845	9.750%, 08/01/18 (e)	1,905
1,595	VAR, 6.000%, 05/15/15	1,479
560	Harron Communications LP/Harron
	Finance Corp., 9.125%, 04/01/20 (e)	615
650	Hartford Financial Services Group, Inc., VAR, 8.125%, 06/15/38	752
	HCA Holdings, Inc.,
770	6.250%, 02/15/21	811
3,750	7.750%, 05/15/21	4,106
	HCA, Inc.,
715	4.750%, 05/01/23	719
3,250	5.875%, 03/15/22	3,534
740	5.875%, 05/01/23	771
4,062	6.500%, 02/15/20	4,519
50	7.250%, 09/15/20	56
19,772	7.500%, 02/15/22	22,837
1,000	7.875%, 02/15/20	1,109
3,750	8.000%, 10/01/18	4,369
	HD Supply, Inc.,
1,760	7.500%, 07/15/20 (e)	1,738
3,638	8.125%, 04/15/19 (e)	4,120
544	10.500%, 01/15/21 (e)	556
	HDTFS, Inc.,
4,384	5.875%, 10/15/20 (e)	4,658
203	6.250%, 10/15/22 (e)	220
	Health Management Associates, Inc.,
3,900	6.125%, 04/15/16	4,290
2,145	7.375%, 01/15/20	2,357
	HealthSouth Corp.,
225	7.250%, 10/01/18	244
3,690	7.750%, 09/15/22	4,050
	Hertz Corp. (The),
563	6.750%, 04/15/19	611
985	7.375%, 01/15/21	1,093
1,592	7.500%, 10/15/18	1,747
3,300	Hexion US Finance Corp., 6.625%, 04/15/20	3,250
600	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	606
921	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	997
	Hilcorp Energy I LP/Hilcorp Finance Co.,
1,943	7.625%, 04/15/21 (e)	2,118
1,145	8.000%, 02/15/20 (e)	1,268
	Holly Energy Partners LP/Holly Energy Finance Corp.,
500	6.500%, 03/01/20 (e)	535
50	8.250%, 03/15/18	54

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
665	Hologic, Inc., 6.250%, 08/01/20 (e)	715
	Homer City Generation LP,
61	8.137%, 10/01/19	66
184	8.734%, 10/01/26	202
	Host Hotels & Resorts LP,
500	4.750%, 03/01/23	524
575	6.000%, 11/01/20	630
1,030	6.750%, 06/01/16	1,056
1,000	9.000%, 05/15/17	1,062
720	Hub International Ltd., 8.125%, 10/15/18 (e)	745
2,000	Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,210
	Huntsman International LLC,
885	5.500%, 06/30/16	890
1,500	8.625%, 03/15/20	1,695
374	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	380
1,090	iGATE Corp., 9.000%, 05/01/16	1,198
511	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	522
6,778	ILFC E-Capital Trust I, VAR, 4.540%, 12/21/65 (e)	5,389
2,558	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	2,232
600	IMS Health, Inc., 6.000%, 11/01/20 (e)	626
349	Inergy Midstream LP/NRGM Finance Corp., 6.000%, 12/15/20 (e)	360
5,242	Infor U.S., Inc., 9.375%, 04/01/19	5,923
450	Ingles Markets, Inc., 8.875%, 05/15/17	476
913	INTCOMEX, Inc., 13.250%, 12/15/14	943
3,250	Interactive Data Corp., 10.250%, 08/01/18	3,681
1,250	Interface, Inc., 7.625%, 12/01/18	1,356
	International Lease Finance Corp.,
1,155	5.875%, 04/01/19	1,249
665	5.875%, 08/15/22	716
3,420	6.250%, 05/15/19	3,779
1,575	8.250%, 12/15/20	1,929
5,985	8.625%, 09/15/15	6,800
2,340	8.625%, 01/15/22	2,972
10,275	8.750%, 03/15/17	12,099
500	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	513
	inVentiv Health, Inc.,
850	9.000%, 01/15/18 (e)	872
2,017	10.000%, 08/15/18 (e)	1,775
	Iron Mountain, Inc.,
920	7.750%, 10/01/19	1,030
767	8.375%, 08/15/21	846
1,280	Isle of Capri Casinos, Inc., 7.750%, 03/15/19	1,382
652	iStar Financial, Inc., 9.000%, 06/01/17	724
3,200	J. Crew Group, Inc., 8.125%, 03/01/19	3,432
325	J.M. Huber Corp., 9.875%, 11/01/19 (e)	364
250	Jaguar Holding Co. I, PIK, 10.125%, 10/15/17 (e)	265
	Jarden Corp.,
2,640	7.500%, 05/01/17	2,980
1,375	7.500%, 01/15/20	1,499
245	8.000%, 05/01/16	257
1,007	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	1,050
	JBS USA LLC/JBS USA Finance, Inc.,
684	7.250%, 06/01/21 (e)	710
611	8.250%, 02/01/20 (e)	657
2,500	JC Penney Corp., Inc., 5.750%, 02/15/18	2,225
690	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	735
800	Jo-Ann Stores Holdings, Inc., PIK, 10.500%, 10/15/19 (e)	816
	K. Hovnanian Enterprises, Inc.,
1,092	7.250%, 10/15/20 (e)	1,201
298	9.125%, 11/15/20 (e)	329
120	11.875%, 10/15/15	132
1,800	Kaiser Aluminum Corp., 8.250%, 06/01/20	2,012
	KB Home,
478	7.500%, 09/15/22	535
200	8.000%, 03/15/20	232
225	9.100%, 09/15/17	265
295	Kennedy-Wilson, Inc., 8.750%, 04/01/19	313
	Key Energy Services, Inc.,
650	6.750%, 03/01/21 (e)	650
1,880	6.750%, 03/01/21	1,889
5,350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18 (e)	5,724
555	Laredo Petroleum, Inc., 7.375%, 05/01/22	601
675	Lear Corp., 8.125%, 03/15/20	754
665	Lender Processing Services, Inc., 5.750%, 04/15/23	705

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
	Lennar Corp.,
260	4.750%, 12/15/17	272
375	4.750%, 11/15/22 (e)	368
635	6.950%, 06/01/18	714
555	12.250%, 06/01/17	745
	Level 3 Communications, Inc.,
725	8.875%, 06/01/19 (e)	788
1,750	11.875%, 02/01/19	2,030
	Level 3 Financing, Inc.,
859	7.000%, 06/01/20 (e)	910
7,473	8.125%, 07/01/19	8,146
2,065	8.625%, 07/15/20	2,313
4,493	9.375%, 04/01/19	5,077
2,012	Libbey Glass, Inc., 6.875%, 05/15/20	2,165
	Liberty Mutual Group, Inc.,
202	6.500%, 05/01/42 (e)	226
3,000	7.800%, 03/15/37 (e)	3,405
2,644	VAR, 10.750%, 06/15/58 (e)	4,019
350	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	333
200	LifePoint Hospitals, Inc., 6.625%, 10/01/20	218
1,100	Limited Brands, Inc., 6.625%, 04/01/21	1,251
	Linn Energy LLC/Linn Energy Finance Corp.,
3,900	6.250%, 11/01/19 (e)	3,890
3,350	7.750%, 02/01/21	3,585
765	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	815
400	Longview Fibre Paper & Packaging, Inc., 8.000%, 06/01/16 (e)	421
300	Louisiana-Pacific Corp., 7.500%, 06/01/20	341
1,401	M/I Homes, Inc., 8.625%, 11/15/18	1,541
2,695	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,032
6,215	Marina District Finance Co., Inc., 9.875%, 08/15/18	6,308
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
585	4.500%, 07/15/23	582
1,500	5.500%, 02/15/23	1,583
565	6.250%, 06/15/22	613
500	6.500%, 08/15/21	542
925	6.750%, 11/01/20	1,013
	Masco Corp.,
261	5.950%, 03/15/22	289
56	7.125%, 03/15/20	65
275	MDC Holdings, Inc., 6.000%, 01/15/43	274
245	Mead Products LLC/ACCO Brands Corp., 6.750%, 04/30/20 (e)	260
1,100	Media General, Inc., 11.750%, 02/15/17	1,260
115	Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23 (e)	118
	Mediacom LLC/Mediacom Capital Corp.,
290	7.250%, 02/15/22	316
829	9.125%, 08/15/19	920
1,000	MEMC Electronic Materials, Inc., 7.750%, 04/01/19	890
	Meritage Homes Corp.,
574	7.000%, 04/01/22	633
289	7.150%, 04/15/20	320
15,725	MetLife, Inc., 6.400%, 12/15/36	17,024
	MetroPCS Wireless, Inc.,
2,179	6.625%, 11/15/20	2,310
2,805	7.875%, 09/01/18	3,036
	MGM Resorts International,
1,150	6.750%, 10/01/20 (e)	1,207
1,200	7.500%, 06/01/16	1,314
4,770	7.625%, 01/15/17	5,229
1,196	7.750%, 03/15/22	1,304
9,100	8.625%, 02/01/19	10,374
3,350	11.375%, 03/01/18	4,171
2,175	Michael Foods Group, Inc., 9.750%, 07/15/18	2,414
5,800	Michael’s Stores, Inc., 7.750%, 11/01/18	6,344
527	Midstates Petroleum Co., Inc./Midstates
	Petroleum Co. LLC, 10.750%, 10/01/20 (e)	574
150	Mobile Mini, Inc., 7.875%, 12/01/20	166
150	Moog, Inc., 7.250%, 06/15/18	157
	Motors Liquidation Co.,
10	6.750%, 05/01/28 (d) (i)	—	(h)
11	7.750%, 03/15/36 (d) (i)	—	(h)
115	8.375%, 07/15/33 (d) (i)	—	(h)
778	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	834
2,253	MultiPlan, Inc., 9.875%, 09/01/18 (e)	2,512
4,000	Mylan, Inc., 7.875%, 07/15/20 (e)	4,673

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
700	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	739
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
434	7.875%, 10/01/20 (e)	473
212	9.625%, 05/01/19 (e)	241
209	9.625%, 05/01/19 (e)	238
200	Navigator Holdings Ltd., Reg. S., 9.000%, 12/18/17 (e)	201
591	Navios Maritime Holdings, Inc./Navios
	Maritime Finance U.S., Inc., 8.875%, 11/01/17	584
708	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19	708
	NCR Corp.,
113	4.625%, 02/15/21 (e)	113
243	5.000%, 07/15/22 (e)	246
50	Neebo, Inc., 15.000%, 06/30/16 (e)	46
714	Netflix, Inc., 5.375%, 02/01/21 (e)	710
	New Albertsons, Inc.,
971	7.450%, 08/01/29	668
549	8.000%, 05/01/31	381
190	8.700%, 05/01/30	139
	Newfield Exploration Co.,
429	5.625%, 07/01/24	461
425	5.750%, 01/30/22	468
975	6.875%, 02/01/20	1,054
250	7.125%, 05/15/18	261
170	Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (e)	177
2,906	Nexstar Broadcasting, Inc./Mission
	Broadcasting, Inc., 8.875%, 04/15/17	3,204
320	NFR Energy LLC/NFR Energy Finance
	Corp., 9.750%, 02/15/17	320
315	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	364
685	Nielsen Finance LLC/Nielsen Finance Co., 4.500%, 10/01/20 (e)	675
	NII Capital Corp.,
4,107	7.625%, 04/01/21	3,224
765	8.875%, 12/15/19	642
10	10.000%, 08/15/16	10
1,760	Noranda Aluminum Acquisition Corp.,
	PIK, 4.524%, 05/15/15	1,677
1,650	Nortek, Inc., 8.500%, 04/15/21	1,869
3,903	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	4,400
	NRG Energy, Inc.,
2,266	6.625%, 03/15/23 (e)	2,430
5,100	7.625%, 01/15/18	5,725
375	7.625%, 05/15/19	401
2,236	7.875%, 05/15/21	2,505
1,000	8.250%, 09/01/20	1,130
829	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	854
400	Ocean Rig UDW, Inc., Reg. S., 9.500%, 04/27/16 (e)	416
	Oil States International, Inc.,
286	5.125%, 01/15/23 (e)	290
2,045	6.500%, 06/01/19	2,183
1,325	Olin Corp., 5.500%, 08/15/22	1,381
2,000	Omnicare, Inc., 7.750%, 06/01/20	2,240
905	OMNOVA Solutions, Inc., 7.875%, 11/01/18	943
120	OnCure Holdings, Inc., 11.750%, 05/15/17	50
886	Onex USI Aquisition Corp., 7.750%, 01/15/21 (e)	868
610	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	654
400	Oshkosh Corp., 8.500%, 03/01/20	450
3,250	PAETEC Holding Corp., 9.875%, 12/01/18	3,750
4,521	Party City Holdings, Inc., 8.875%, 08/01/20 (e)	4,883
776	PBF Holding Co. LLC/PBF Finance Corp., 8.250%, 02/15/20 (e)	838
	Peabody Energy Corp.,
410	6.000%, 11/15/18	429
5,155	6.250%, 11/15/21	5,387
557	Penn Virginia Resource Partners LP/Penn
	Virginia Resource Finance Corp. II, 8.375%, 06/01/20 (e)	597
370	Penske Automotive Group, Inc., 5.750%, 10/01/22 (e)	380
	Petrohawk Energy Corp.,
750	7.250%, 08/15/18	845
200	7.875%, 06/01/15	209
750	10.500%, 08/01/14	794
325	PHI, Inc., 8.625%, 10/15/18	355
580	Pilgrim’s Pride Corp., 7.875%, 12/15/18	600

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
585	Pinnacle Entertainment, Inc., 8.750%, 05/15/20	635
1,110	Pioneer Energy Services Corp., 9.875%, 03/15/18	1,204
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	515
231	7.500%, 01/15/20	291
	Plains Exploration & Production Co.,
3,963	6.500%, 11/15/20	4,384
1,309	6.750%, 02/01/22	1,474
1,088	6.875%, 02/15/23	1,245
14,128	PNC Financial Services Group, Inc., VAR, 6.750%, 08/01/21 (x)	16,211
3,127	Polymer Group, Inc., 7.750%, 02/01/19	3,401
1,439	PolyOne Corp., 7.375%, 09/15/20	1,597
2,850	Post Holdings, Inc., 7.375%, 02/15/22	3,163
136	Prestige Brands, Inc., 8.125%, 02/01/20	152
150	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	162
	Prudential Financial, Inc.,
8,490	VAR, 5.625%, 06/15/43	8,755
9,125	VAR, 5.875%, 09/15/42	9,570
	QEP Resources, Inc.,
494	5.250%, 05/01/23	519
975	5.375%, 10/01/22	1,038
1,871	6.875%, 03/01/21	2,166
2,281	Quiksilver, Inc., 6.875%, 04/15/15 QVC, Inc.,	2,275
200	5.125%, 07/02/22 (e)	210
1,005	7.375%, 10/15/20 (e)	1,109
465	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	452
3,220	Radiation Therapy Services, Inc., 8.875%, 01/15/17	3,196
450	Radio Systems Corp., 8.375%, 11/01/19 (e)	478
	Rain CII Carbon LLC/CII Carbon Corp.,
750	8.000%, 12/01/18 (e)	784
515	8.250%, 01/15/21 (e)	540
	Range Resources Corp.,
569	5.000%, 08/15/22	597
10	6.750%, 08/01/20	11
200	7.250%, 05/01/18	210
3,350	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	3,668
	Real Mex Restaurants, Inc.,
137	11.000%, 03/15/14 (i)	137
229	12.000%, 03/15/14 (i)	229
4,015	Realogy Group LLC, 7.625%, 01/15/20 (e)	4,557
1,025	Regal Cinemas Corp., 8.625%, 07/15/19	1,135
	Regal Entertainment Group,
315	5.750%, 02/01/25	312
450	9.125%, 08/15/18	503
	Regency Energy Partners LP/Regency Energy Finance Corp.,
2,245	5.500%, 04/15/23	2,380
1,145	6.500%, 07/15/21	1,251
855	Regions Bank, 7.500%, 05/15/18	1,042
2,654	Resolute Forest Products, 10.250%, 10/15/18	3,059
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
6,060	5.750%, 10/15/20	6,196
400	6.875%, 02/15/21	429
2,100	7.125%, 04/15/19	2,242
2,400	7.875%, 08/15/19	2,640
2,750	8.500%, 05/15/18	2,888
9,525	9.000%, 04/15/19	10,049
8,782	9.875%, 08/15/19	9,594
	Rite Aid Corp.,
2,581	7.500%, 03/01/17	2,639
950	9.250%, 03/15/20	1,057
4,750	9.500%, 06/15/17	4,958
2,400	9.750%, 06/12/16	2,568
1,250	10.250%, 10/15/19	1,437
310	Rivers Pittsburgh Borrower LP/Rivers
	Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	335
567	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	556
860	Roofing Supply Group LLC/Roofing
	Supply Finance, Inc., 10.000%, 06/01/20 (e)	972
415	Ruby Tuesday, Inc., 7.625%, 05/15/20 (e)	407
775	Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.000%, 10/15/17 (e)	833
1,131	Sabine Pass Liquefaction LLC, 5.625%, 02/01/21 (e)	1,135
5,655	Sabre, Inc., 8.500%, 05/15/19 (e)	6,079
1,500	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	1,657

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
2,505	Samson Investment Co., 9.750%, 02/15/20 (e)	2,665
4,000	SandRidge Energy, Inc., 7.500%, 03/15/21	4,240
91	SBA Telecommunications, Inc., 5.750%, 07/15/20 (e)	96
3,150	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	3,374
	Sealed Air Corp.,
600	6.500%, 12/01/20 (e)	663
3,000	8.125%, 09/15/19 (e)	3,412
1,285	8.375%, 09/15/21 (e)	1,475
6,750	Sealy Mattress Co., 8.250%, 06/15/14	6,775
500	Sears Holdings Corp., 6.625%, 10/15/18	474
1,600	Seminole Hard Rock Entertainment, Inc.,
	VAR, 2.808%, 03/15/14 (e)	1,596
1,300	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	1,381
5,573	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	5,705
	Service Corp. International,
680	6.750%, 04/01/16	764
2,842	7.000%, 05/15/19	3,123
2,000	7.500%, 04/01/27	2,205
250	7.625%, 10/01/18	298
805	8.000%, 11/15/21	984
220	Severstal Columbus LLC, 10.250%, 02/15/18	237
408	Shearer’s Foods LLC/Chip Fin Corp.,
	9.000%, 11/01/19 (e)	438
270	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	269
443	Sidewinder Drilling, Inc., 9.750%, 11/15/19 (e)	444
500	Simmons Foods, Inc., 10.500%, 11/01/17 (e)	482
	Sinclair Television Group, Inc.,
1,830	6.125%, 10/01/22 (e)	1,953
435	8.375%, 10/15/18	484
	Sitel LLC/Sitel Finance Corp.,
666	11.000%, 08/01/17 (e)	703
805	11.500%, 04/01/18	563
645	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	642
440	Sky Growth Acquisition Corp., 7.375%, 10/15/20 (e)	449
	SM Energy Co.,
825	6.500%, 11/15/21	879
400	6.500%, 01/01/23	426
2,093	6.625%, 02/15/19	2,213
	Smithfield Foods, Inc.,
725	6.625%, 08/15/22	794
500	7.750%, 07/01/17	579
933	Spectrum Brands Escrow Corp., 6.625%, 11/15/22 (e)	1,008
	Spectrum Brands, Inc.,
575	6.750%, 03/15/20 (e)	621
4,945	9.500%, 06/15/18	5,594
585	Speedway Motorsports, Inc., 6.750%, 02/01/19	620
122	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., 8.875%, 08/01/20 (e)	131
	Sprint Capital Corp.,
1,059	6.900%, 05/01/19	1,151
15,404	8.750%, 03/15/32	18,177
	Sprint Nextel Corp.,
1,115	6.000%, 12/01/16	1,201
2,300	6.000%, 11/15/22	2,311
1,750	7.000%, 03/01/20 (e)	2,030
4,335	7.000%, 08/15/20	4,693
350	8.375%, 08/15/17	405
14,845	9.000%, 11/15/18 (e)	18,371
305	11.500%, 11/15/21	417
820	SquareTwo Financial Corp., 11.625%, 04/01/17	838
	Standard Pacific Corp.,
1,075	8.375%, 05/15/18	1,269
760	8.375%, 01/15/21	904
419	10.750%, 09/15/16	521
	Steel Dynamics, Inc.,
330	6.125%, 08/15/19 (e)	357
330	6.375%, 08/15/22 (e)	356
850	7.625%, 03/15/20	948
95	Stewart Enterprises, Inc., 6.500%, 04/15/19	102
1,337	Stone Energy Corp., 7.500%, 11/15/22	1,444
150	Stream Global Services, Inc., 11.250%, 10/01/14	157
155	Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 08/01/21	169

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
460	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.625%, 04/15/16 (e)	492
	SunGard Data Systems, Inc.,
500	6.625%, 11/01/19 (e)	516
2,750	7.375%, 11/15/18	2,922
1,001	7.625%, 11/15/20	1,091
	SUPERVALU, Inc.,
375	7.500%, 11/15/14	377
5,465	8.000%, 05/01/16	5,451
	Swift Energy Co.,
450	7.125%, 06/01/17	460
476	7.875%, 03/01/22	500
700	7.875%, 03/01/22 (e)	735
929	8.875%, 01/15/20	1,008
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
850	5.250%, 05/01/23 (e)	884
290	6.375%, 08/01/22	318
655	6.875%, 02/01/21	717
116	7.875%, 10/15/18	127
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
490	7.750%, 04/15/20 (e)	527
	Tenet Healthcare Corp.,
371	4.500%, 04/01/21 (e)	365
1,800	4.750%, 06/01/20 (e)	1,811
860	6.250%, 11/01/18	944
8,723	8.000%, 08/01/20	9,486
2,813	9.250%, 02/01/15	3,186
	Terex Corp.,
250	6.000%, 05/15/21	262
2,200	6.500%, 04/01/20	2,337
	Tesoro Corp.,
173	4.250%, 10/01/17	179
275	5.375%, 10/01/22	286
1,068	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/01/20 (e)	1,116
1,200	Thermadyne Holdings Corp., 9.000%, 12/15/17	1,296
	Toll Brothers Finance Corp.,
671	5.875%, 02/15/22	762
130	6.750%, 11/01/19	154
351	Tomkins LLC/Tomkins, Inc., 9.000%, 10/01/18	392
905	Tops Holding Corp./Tops Markets LLC,
	8.875%, 12/15/17 (e)	973
1,300	Toys R Us, Inc., 7.375%, 09/01/16 (e)	1,332
270	TRAC Intermodal LLC/TRAC Intermodal Corp., 11.000%, 08/15/19 (e)	286
	TransDigm, Inc.,
480	5.500%, 10/15/20 (e)	500
500	7.750%, 12/15/18	556
548	TransUnion Holding Co., Inc., PIK,
	8.875%, 06/15/18 (e)	574
	Triumph Group, Inc.,
150	8.000%, 11/15/17	161
35	8.625%, 07/15/18	39
1,865	Tronox Finance LLC, 6.375%, 08/15/20 (e)	1,874
1,615	Tutor Perini Corp., 7.625%, 11/01/18	1,672
204	tw telecom holdings, inc., 5.375%, 10/01/22	214
750	U.S. Airways 2012-2 Class A Pass- Through Trust, 4.625%, 06/03/25	774
460	U.S. Coatings Acquisition, Inc./Flash Dutch 2 B.V., 7.375%, 05/01/21 (e)	474
535	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	580
216	UAL 2009-2B Pass-Through Trust, 12.000%, 01/15/16 (e)	237
2,100	UCI International, Inc., 8.625%, 02/15/19	2,131
308	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	313
3,155	Unit Corp., 6.625%, 05/15/21	3,273
	United Rentals North America, Inc.,
274	5.750%, 07/15/18	295
300	6.125%, 06/15/23	321
435	7.375%, 05/15/20	478
6,132	7.625%, 04/15/22	6,837
5,355	8.250%, 02/01/21	6,091
2,650	8.375%, 09/15/20	2,922
235	9.250%, 12/15/19	270
	United States Steel Corp.,
875	7.375%, 04/01/20	929
395	7.500%, 03/15/22	419
2,662	United Surgical Partners International, Inc., 9.000%, 04/01/20	2,988
	Univision Communications, Inc.,
2,665	6.750%, 09/15/22 (e)	2,785
750	7.875%, 11/01/20 (e)	812

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — Continued
	United States — Continued
500	8.500%, 05/15/21 (e)	532
1,000	US Oncology Holdings, Inc., 9.125%, 08/15/17 (d)	22
1,870	Vail Resorts, Inc., 6.500%, 05/01/19	2,008
970	Valassis Communications, Inc., 6.625%, 02/01/21	1,035
	Valeant Pharmaceuticals International,
275	6.375%, 10/15/20 (e)	284
1,000	6.500%, 07/15/16 (e)	1,041
2,765	6.750%, 10/01/17 (e)	2,938
3,250	6.875%, 12/01/18 (e)	3,445
1,750	7.000%, 10/01/20 (e)	1,855
2,800	7.250%, 07/15/22 (e)	3,010
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
174	7.750%, 02/01/19 (e)	184
1,224	7.750%, 02/01/19	1,293
2,120	8.000%, 02/01/18	2,247
660	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	695
750	Vector Group Ltd., 11.000%, 08/15/15	782
471	Viasystems, Inc., 7.875%, 05/01/19 (e)	470
150	Visant Corp., 10.000%, 10/01/17	137
2,835	Visteon Corp., 6.750%, 04/15/19	3,033
3,080	VPI Escrow Corp., 6.375%, 10/15/20 (e)	3,195
	Vulcan Materials Co.,
355	6.500%, 12/01/16	399
3,031	7.500%, 06/15/21	3,516
	VWR Funding, Inc.,
1,130	7.250%, 09/15/17 (e)	1,196
150	10.750%, 06/30/17 (e)	155
1,880	W&T Offshore, Inc., 8.500%, 06/15/19	2,012
4,850	Wachovia Capital Trust III, VAR, 5.570%, 02/25/13 (x)	4,850
257	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	267
18,155	Wells Fargo & Co., VAR, 7.980%, 03/15/18 (x)	20,878
145	Western Refining, Inc., 11.250%, 06/15/17 (e)	157
589	WEX, Inc., 4.750%, 02/01/23 (e)	588
1,008	Weyerhaeuser Co., 8.500%, 01/15/25	1,313
	Windstream Corp.,
404	6.375%, 08/01/23 (e)	405
1,300	7.750%, 10/15/20	1,414
4,390	7.750%, 10/01/21	4,796
4,575	8.125%, 09/01/18	5,021
715	WMG Acquisition Corp., 6.000%, 01/15/21 (e)	760
	WPX Energy, Inc.,
835	5.250%, 01/15/17	873
6,510	6.000%, 01/15/22	6,998
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
500	5.375%, 03/15/22	531
600	7.750%, 08/15/20	677
3,150	Yankee Candle Co., Inc., 9.750%, 02/15/17	3,268
	Zayo Group LLC/Zayo Capital, Inc.,
350	8.125%, 01/01/20	390
435	10.125%, 07/01/20	506

		1,501,882

	Venezuela — 0.1%
5,380	Petroleos de Venezuela S.A., Reg. S., 8.500%, 11/02/17	5,286

	Total Corporate Bonds (Cost $1,669,944)	1,753,127
Foreign Government Securities — 5.7%
	Argentina — 0.1%
4,749	Provincia de Buenos Aires, Reg. S., 10.875%, 01/26/21	3,419
5,123	Republic of Argentina, 8.280%, 12/31/33	3,228

		6,647

	Aruba — 0.2%
6,940	Aruba, 4.625%, 09/14/23 (e)	7,197

	Brazil — 0.5%
	Citigroup Funding, Inc., CLN, 0.000%, 01/03/17 (linked to Federal Republic of Brazil, 6.000%, 01/17/17; credit rating BBB),
10,805	VAR, 01/03/17 (i)	10,087
5,791	VAR, 01/03/17 (e) (i)	5,436
1,430	Citigroup Funding, Inc., CLN, 10.000%, 01/03/17 (linked to Federal Republic of Brazil, 10.000%, 01/03/17; credit rating BBB) (e) (i)	1,378
7,285	Federal Republic of Brazil, 11.000%, 08/17/40	9,088

		25,989

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — Continued
	Costa Rica — 0.3%
10,250	Republic of Costa Rica, Reg. S., 9.995%, 08/01/20	14,401

	Dominican Republic — 0.3%
	Government of Dominican Republic,
4,000	9.040%, 01/23/18 (e)	4,440
10,718	Reg. S., 9.040%, 01/23/18	11,898

		16,338

	El Salvador — 0.1%
5,130	Republic of El Salvador, Reg. S., 7.750%, 01/24/23	6,258

	Ghana — 0.3%
4,690	Citigroup Funding, Inc., CLN, 23.000%, 08/27/17 (linked to Republic of Ghana, 23.000%, 08/21/17; credit rating B) (e) (i)	5,091
8,050	Republic of Ghana, Reg. S., 8.500%, 10/04/17	9,318
1,370	Standard Bank plc, CLN, 21.000%, 10/28/15 (linked to Government of Ghana 3-Year Bond, 21.000%, 10/26/15; credit rating B) (e) (i)	1,568

		15,977

	Hungary — 0.4%
15,010	Republic of Hungary, 7.625%, 03/29/41	17,472

	Indonesia — 0.6%
	Republic of Indonesia,
19,492	Reg. S., 11.625%, 03/04/19	28,897

	Iraq — 0.3%
14,560	Republic of Iraq, Reg. S., 5.800%, 01/15/28	13,927

	Nigeria — 0.1%
6,100	Citigroup Funding, Inc., CLN, 16.390%, 01/31/22 (linked to Nigeria Treasury Bond, 16.390%, 01/27/22; credit rating BB-) (e) (i)	6,636

	Philippines — 0.4%
10,080	Republic of Philippines, 10.625%, 03/16/25	17,212

	Romania — 0.4%
17,600	Romanian Government International Bond, 6.750%, 02/07/22 (e)	20,988

	Russia — 0.5%
12,490	Russian Federation, Reg. S., 12.750%, 06/24/28	24,433

	Serbia — 0.4%
18,500	Republic of Serbia, Reg. S., 7.250%, 09/28/21	21,321

	Ukraine — 0.2%
	Republic of Ukraine,
970	Reg. S., 9.250%, 07/24/17	1,055
9,180	9.250%, 07/24/17 (e)	9,983

		11,038

	Uruguay — 0.1%
	Republic of Uruguay,
2,080	7.625%, 03/21/36	3,078
1,230	8.000%, 11/18/22	1,710

		4,788

	Venezuela — 0.5%
	Republic of Venezuela,
5,940	Reg. S., 9.000%, 05/07/23	5,881
7,835	Reg. S., 11.950%, 08/05/31	8,955
9,430	Reg. S., 12.750%, 08/23/22	11,316

		26,152

	Total Foreign Government Securities (Cost $265,931)	285,671

Loan Participations & Assignments — 1.5%
	Australia — 0.0% (g)
738	FMG Resources Pty Ltd., Term Loan,
	VAR, 5.250%, 10/18/17	747

	United States — 1.5%
868	Alcatel-Lucent USA, Inc., Term Loan, VAR, 01/31/19 ^	876
189	Alon USA Partners, LP, MLP Term Loans, VAR, 9.250%, 11/13/18	195
	Aot Holding Ltd., 1st Lien Senior Secured Term Loan,
447	VAR, 5.000%, 10/01/19	452
324	VAR, 5.000%, 10/01/19	327
231	VAR, 5.000%, 10/01/19	233

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	United States — Continued
43	VAR, 5.000%, 10/01/19	44
43	VAR, 5.000%, 10/01/19	44
40	VAR, 5.000%, 10/01/19	41
3	VAR, 5.000%, 10/01/19	3
943	Aptalis Pharma, Inc., Term B-2 Loan, VAR, 5.500%, 02/10/17	950
	Aptalis Pharma, Inc., Term Loan,
1,620	VAR, 5.500%, 02/10/17	1,633
175	VAR, 5.500%, 02/10/17	176
1,268	Arch Coal, Term Loan, VAR, 5.750%, 05/16/18	1,300
	Attachmate Corp., 1st Lien Term Loan,
898	VAR, 7.250%, 11/22/17	911
46	VAR, 7.250%, 11/22/17	46
	Autoparts Holdings Ltd., Term Loan,
81	VAR, 6.500%, 07/29/17	81
41	VAR, 6.500%, 07/29/17	42
308	Avaya, Inc., Term Loan B1, VAR, 3.062%, 10/24/14	306
619	Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.812%, 10/26/17	579
	AZ Chem U.S., Inc., Term Loan,
239	VAR, 7.250%, 12/22/17	244
55	VAR, 7.250%, 12/22/17	56
	Barrington Broadcasting, Tranche 2 Term Loan,
286	VAR, 7.500%, 06/14/17	288
38	VAR, 7.500%, 06/14/17	38
5,325	Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.454%, 01/28/18	4,936
574	Caesars Entertainment Operating Co., Inc., Term B-1 Loan, VAR, 3.204%, 01/28/15	569
65	Caesars Entertainment Operating Co., Inc., Term B-2 Loan, VAR, 3.204%, 01/28/15	64
	Caesars Entertainment Operating Co., Inc., Term B-3 Loan,
159	VAR, 3.204%, 01/28/15	158
2	VAR, 3.311%, 01/28/15	2
	Catalent Pharma Solutions, Inc., Dollar Term-2 Loan,
164	VAR, 5.250%, 09/15/17	165
84	VAR, 5.250%, 09/15/17	85
244	Catalent Pharma Solutions, Inc., Extended Dollar Term—1 Loan, VAR, 4.202%, 09/15/16	246
501	CCM Merger, Inc., Term Loan, VAR, 6.000%, 03/01/17	505
388	CDW Corp., Extended Term Loan, VAR, 4.000%, 07/15/17	391
823	Cengage Learning Acquisitions, Term Loan, VAR, 2.710%, 07/03/14 ^	633
174	Cengage Learning Acquisitions, Tranche B Term Loan Extended, VAR, 5.710%, 07/05/17	127
266	Cenveo Corp., Term Loan B, VAR, 7.000%, 12/21/16	268
186	Ceridian Corp., Extended U.S. Term Loan, VAR, 5.956%, 05/09/17	188
1,238	Chrysler, Term Loan B, VAR, 6.000%, 05/24/17 ^	1,262
3,421	Clear Channel Communications, Inc., Term Loan B, VAR, 3.852%, 01/29/16 ^	2,957
249	Collective Brands, Inc., Term Loan, VAR, 7.250%, 10/09/19	252
450	Cristal Inorganic Chemicals (Millennium), 2nd Lien, VAR, 6.061%, 11/15/14	450
342	Ducommun, Inc., Term Loan, VAR, 5.500%, 06/28/17	345
945	DuPont Performance, Term Loan, VAR, 01/17/20 ^	959
224	Dynegy Midwest Gen, Term Loan, VAR, 9.250%, 08/05/16	232
761	Dynegy Power LLC, Term Loan, VAR, 9.250%, 08/05/16	792
	Entercom Radio LLC, Term Loan,
220	VAR, 5.000%, 11/23/18	223
25	VAR, 5.000%, 11/23/18	25
3	VAR, 6.000%, 11/23/18	3
	EVERTEC, Term Loan B1,
349	VAR, 5.500%, 09/30/16	353
19	VAR, 5.500%, 09/30/16	19
1,400	First Data Corp., Extended 2018 Dollar Term Loan, VAR, 4.205%, 03/23/18	1,386
6	First Data Corp., Non-Extended B-3 3/12 Term Loan, VAR, 2.955%, 09/24/14	6
	FOCUS Brands, Inc., 1st Lien Term Loan,
529	VAR, 6.250%, 02/21/18	534
187	VAR, 6.250%, 02/21/18	189
10	VAR, 6.250%, 02/21/18	10
4	VAR, 6.250%, 02/21/18	4

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	United States — Continued
10	VAR, 7.250%, 02/21/18	11
448	Freedom Group, Inc., Term B Loan, VAR, 5.500%, 04/19/19	443
994	Freescale Semiconductor, Inc., Tranche B-1 Term Loan, VAR, 4.460%, 12/01/16	994
1,635	GMACM, Term A-1 Loan, VAR, 6.000%, 11/18/13	1,637
215	GMACM, Term A-2 Loan, VAR, 7.750%, 11/18/13	216
400	Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18	414
200	Greektown Superholdings, Term Loan, VAR, 12/11/18 ^	201
2,540	Gymboree Corp., Initial Term Loan (A & R), VAR, 5.000%, 02/23/18	2,471
	Harko C.V., Term Loan B,
108	VAR, 5.750%, 08/02/17	109
85	VAR, 5.750%, 08/02/17	86
63	VAR, 5.750%, 08/02/17	63
277	High Liner Foods, Inc., Term Loan, VAR, 7.000%, 12/19/17	278
282	Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 5.250%, 04/28/17	283
773	Infor U.S., Inc., Tranche B-2 Term Loan, VAR, 5.250%, 04/05/18	783
648	Intelligrated, Inc., 1st Lien Term Loan, VAR, 6.750%, 07/30/18	659
477	Interactive Data Corp., Term Loan B, VAR, 4.500%, 02/11/18	478
	Intrawest, 1st Lien Term Loan,
427	VAR, 7.000%, 12/04/17	433
223	VAR, 7.000%, 12/04/17	227
290	inVentiv Health, Consolidated Term Loan, VAR, 7.500%, 08/04/16	283
336	Jacobs Entertainment, Term Loan, VAR, 6.250%, 10/29/18	336
322	Landry’s, Inc., Term Loan, VAR, 6.500%, 04/24/18	326
599	Magic Newco LLC, USD 1st Lien Term Loan, VAR, 7.250%, 12/12/18	606
415	MEG Energy Corp., Term Loan B, VAR, 4.000%, 03/18/18	418
550	Mohegan Tribal Gaming Authority, Term Loan, VAR, 9.000%, 03/31/16	567
893	National Mentor Holdings, Inc., Tranche B- 1 Term Loan, VAR, 6.500%, 02/09/17	902
	NFR Energy, Term Loan,
1,029	VAR, 8.750%, 12/31/18 ^	1,043
187	VAR, 8.750%, 12/31/18	190
389	Noranda Aluminum, Term B Loan, VAR, 5.750%, 02/28/19	393
496	Novelis, Inc., Term Loan, VAR, 4.000%, 03/10/17	501
988	NXP B.V., Tranche A-2 Loan, VAR, 5.500%, 03/03/17	1,008
496	NXP B.V., Tranche B Loan, VAR, 5.250%, 03/19/19	503
300	NXP B.V., Tranche C Term Loan, VAR, 4.750%, 01/10/20	304
399	Par Pharmaceutical, Inc., Term Loan, VAR, 5.000%, 09/28/19	403
	Patriot Coal, DIP Term Loan,
587	VAR, 9.250%, 10/02/13	591
293	VAR, 9.250%, 10/02/13	296
375	PL Propylene LLC, Term Loan, VAR, 7.000%, 03/27/17	381
342	PolyOne, Term Loan B, VAR, 5.000%, 12/20/17	344
	R.H. Donnelley, Inc., Exit Term Loan,
105	VAR, 9.000%, 10/24/14	74
67	VAR, 9.000%, 10/24/14	48
1,482	Radio One, Term Loan, VAR, 7.500%, 03/31/16	1,503
100	Realogy Corp., Extended Synthetic Commitments, VAR, 4.400%, 10/10/16	101
1,537	Realogy Corp., Extended Term Loan, VAR, 4.456%, 10/10/16	1,547
	Red Prairie, 1st Lien Term Loan,
1,425	VAR, 6.750%, 12/14/18	1,445
4	VAR, 6.750%, 12/14/18	4
957	Remy International, Term Loan B, VAR, 6.250%, 12/16/16	966
	Reynolds Group Holdings U.S., Term Loan,
140	VAR, 4.750%, 09/28/18	142
120	VAR, 4.750%, 09/28/18	121
73	VAR, 4.750%, 09/28/18	74
	Rite Aid Corp., Tranche 2 Term Loan,
342	VAR, 1.960%, 06/04/14	341
339	VAR, 1.960%, 06/04/14	338
281	VAR, 1.960%, 06/04/14	281

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Participations & Assignments — Continued
	United States –– Continued
308	Road Infrastructure Investment LLC, 1st LienTerm Loan, VAR, 6.250%, 03/30/18	308
422	ROC Finance LLC, Funded Term B Loan, VAR, 8.500%, 08/19/17	434
	Roofing Supply Group, Term Loan,
67	VAR, 5.000%, 05/31/19	67
57	VAR, 5.000%, 05/31/19	58
60	Sensus USA, Inc., 2nd Lien Term Loan, VAR, 8.500%, 05/09/18	60
419	Sourcehov LLC, 1st Lien Term B Loan, VAR, 6.625%, 04/28/17	414
210	Sourcehov LLC, 2nd Lien Term Loan, VAR, 10.500%, 04/30/18	198
350	St. George’s University, Term Loan, VAR, 8.500%, 12/20/17	347
645	Summit Materials LLC, Term Loan, VAR, 6.000%, 01/30/19	649
1,344	SUPERVALU, Inc., Term Loan, VAR, 8.000%, 08/30/18	1,367
	Syniverse Holdings, Inc., Initial Term Loan,
993	VAR, 5.000%, 04/23/19	1,004
3	VAR, 5.000%, 04/23/19	3
349	Terex Corp., Term Loan, VAR, 4.500%, 04/28/17	353
	Texas Competitive Electric, Extended Term Loan,
1,470	VAR, 4.708%, 10/10/17	970
445	VAR, 4.810%, 10/10/17	293
308	VAR, 4.810%, 10/10/17	203
	Texas Competitive Electric, Non-Extended Term Loan,
809	VAR, 3.708%, 10/10/14	606
245	VAR, 3.810%, 10/10/14	183
169	VAR, 3.810%, 10/10/14	127
394	Transdigm Group, Inc., Tranche B-1 Term Loan, VAR, 4.000%, 02/14/17	397
274	U.S. Renal Care, 1st Lien Term Loan, VAR, 6.250%, 07/03/19	278
980	UCI International, Inc., Term Loan, VAR, 5.500%, 07/26/17	985
1,221	United Airlines, Term Loan B, VAR, 2.250%, 02/01/14	1,224
2,643	Univision Communications, Inc., Extended 1st Lien Term Loan, VAR, 4.452%, 03/31/17	2,647
597	Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	602
754	Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15 (d) (i)	230
	Visant Corp., Tranche B Term Loans,
1,591	VAR, 5.250%, 12/22/16	1,527
72	VAR, 5.250%, 12/22/16	69
1,662	Wabash, Initial Term Loan, VAR, 6.000%, 05/08/19	1,678
1,018	Walter Investments Corp., Term Loan, VAR, 11/28/17 ^	1,033
674	Warner Music Group Corp., 1st Lien Term Loan, VAR, 5.250%, 11/01/18	684
474	Wendy’s International, Term Loan, VAR, 4.750%, 05/15/19	479
107	Wide Open West, Term Loan, VAR, 6.250%, 07/17/18 ^	108
	Zayo Group, Term Loan,
781	VAR, 5.250%, 07/02/19	791
2	VAR, 5.250%, 07/02/19	2

		73,747

	Total Loan Participations & Assignments (Cost $74,131)	74,494

SHARES
Preferred Stocks — 2.8%
	Brazil — 0.1%
29	Cia de Bebidas das Americas, ADR (m)	1,366
84	Cia de Bebidas das Americas, ADR	3,958

		5,324

	Cayman Islands — 0.0% (g)
2	XLIT Ltd., Series D, VAR, 3.424%, 10/29/49	1,306

	Luxembourg — 0.1%
151	ArcelorMittal, 6.000%, 01/15/16	3,905

	United Kingdom — 0.1%
98	AngloGold Ashanti Holdings Finance plc, 6.000%, 09/15/13	3,330

	United States — 2.5%
1	Ally Financial, Inc., Series G, 7.000%, 02/25/13 ($1,000 par value) @ (e)	1,455
7	Bank of America Corp., Series L, 7.250%, 12/31/49 ($1,000 par value) @	7,953
584	Bank of New York Mellon Corp. (The), 5.200%, 09/20/17 ($25 par value) @	14,619

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — Continued
		United States –– Continued
69		BB&T Corp., Series E, 5.625%, 08/01/17 ($25 par value) @	1,746
476		BB&T Corp., Series F, 5.200%, 11/01/17 ($25 par value) @	11,738
6		Citigroup Capital XIII, VAR, 7.875%, 10/30/40	167
—	(h)	Constar International, Inc. (a) (i)	—
527		Discover Financial Services, Series B, 6.500%, 12/01/17 ($25 par value) @	13,426
254		Duke Energy Corp., 5.125%, 01/15/73 (a)	6,342
—	(h)	Eurofresh, Inc., PIK, ADR, (i) ††	—
180		General Motors Co., Series B, 4.750%, 12/01/13	7,785
12		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40	320
700		Goldman Sachs Group, Inc. (The), 5.950%, 11/10/17 ($25 par value) @	17,290
43		Goodyear Tire & Rubber Co. (The), 5.875%, 04/01/14	2,003
65		Hartford Financial Services Group, Inc., VAR, 7.875%, 04/15/42	1,891
92		NextEra Energy, Inc., 7.000%, 09/01/13	5,026
121		PPL Corp., 8.750%, 05/01/14	6,593
41		Prologis, Inc., Series L, 6.500%, 02/25/13 ($25 par value) @ (m)	1,032
194		SCE Trust II, 5.100%, 03/15/18 ($25 par value) @ (a)	4,792
682		State Street Corp., Series C, 5.250%, 09/15/17 ($25 par value) @	17,101
42		Vornado Realty Trust, Series G, 6.625%, 02/25/13 ($25 par value) @ (m)	1,076
22		Weingarten Realty Investors, Series F, 6.500%, 02/25/13 ($25 par value) @ (m)	567
3		Wells Fargo & Co., Series L, 7.500%, 03/15/13 ($1,000 par value) @	4,059

			126,981

		Total Preferred Stocks (Cost $140,010)	140,846

PRINCIPAL AMOUNT
Supranational — 0.2%
		United States — 0.2%
9,270		Eurasian Development Bank, Reg. S., 7.375%, 09/29/14 (Cost $9,704)	9,965

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligation — 0.0% (g)
930		U.S. Treasury Note, 0.250%, 01/31/14 (k) (Cost $931)	931

NUMBER OF WARRANTS
Warrants — 0.0%
		United States — 0.0%
1		General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—
		Neebo, Inc.,
—	(h)	expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—
1		expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—

		Total Warrants (Cost $–) (h)	—

SHARES
Short-Term Investment — 2.2%
		Investment Company — 2.2%
113,059		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $113,059)	113,059

		Total Investments — 97.3% (Cost $4,551,431)	4,890,881
		Other Assets in Excess of Liabilities — 2.7%	135,059

		NET ASSETS — 100.0%	$5,025,940

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.5%
Asset-Backed Securities	6.2
Real Estate Investment Trusts (REITs)	6.0
Foreign Government Securities	5.8
Commercial Banks	5.8
Non-Agency CMO	5.4
Pharmaceuticals	3.5
Media	3.2
Insurance	2.9
Diversified Financial Services	2.8
Diversified Telecommunication Services	2.7
Wireless Telecommunication Services	2.7
Health Care Providers & Services	2.2
Metals & Mining	2.0
Capital Markets	1.6
Chemicals	1.6
Real Estate Management & Development	1.6
IT Services	1.5
Hotels, Restaurants & Leisure	1.4
Gaming	1.4
Food Products	1.3
Consumer Finance	1.3
Semiconductors & Semiconductor Equipment	1.2
Containers & Packaging	1.2
Specialty Retail	1.2
Communications Equipment	1.2
Broadcasting & Cable TV	1.1
Tobacco	1.0
Independent Power Producers & Energy Traders	1.0
Household Durables	1.0
Electric Utilities	1.0
Automobiles	1.0
Others (each less than 1.0%)	16.4
Short-Term Investment	2.3

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/13	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
292	E-mini S&P 500	03/15/13	21,803	(63)
172	Euro STOXX 50	03/15/13	6,331	(31)
71	FTSE 100 Index	03/15/13	7,049	(10)
	Short Futures Outstanding
(390)	Euro FX	03/18/13	(66,193)	(3,060)

				(3,164)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
647,000	EUR	Credit Suisse International	02/15/13	863	878	(15)
2,567,000	NOK	Union Bank of Switzerland AG	02/15/13	459	470	(11)
				1,322	1,348	(26)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of January 31, 2013. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
CNY	—	Chinese Renminbi
CVA	—	Dutch Certification
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depositary Receipt
PIK	—	Payment-in-Kind
REIT	—	Real Estate Investment Trust.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2013.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2013.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2013.
^	—	All or a portion of the security is unsettled as of January 31, 2013. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2013.
†	—	Security is considered distressed as of January 31, 2013. The coupon rate shown may differ from the coupon rate used to accrue on the position.
††	—	Security is considered distressed as of January 31, 2013. The rate at which income is accrued on the security is lower than the PIK coupon rate.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,125,063,000 and 23.0%, respectively.

As of January 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	372,696
Aggregate gross unrealized depreciation	(33,246)

Net unrealized appreciation/depreciation	339,450

Federal income tax cost of investments	4,551,431

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price.

Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”) , a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance, JPMAM’s Risk Management and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2013.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	—	91,148	—	91,148
Belgium	—	11,433	—	11,433
Bermuda	2,193	—	—	2,193
Brazil	62,033	—	—	62,033
Canada	23,260	—	—	23,260
China	—	68,626	—	68,626
Finland	—	10,384	—	10,384
France	—	86,459	—	86,459
Germany	—	50,234	—	50,234
Hong Kong	—	71,459	—	71,459
India	—	12,068	—	12,068
Indonesia	—	24,543	—	24,543
Ireland	1,545	—	—	1,545
Italy	—	18,481	—	18,481
Japan	—	124,479	—	124,479
Kazakhstan	—	4,514	—	4,514
Luxembourg	107	—	—	107
Malaysia	—	3,865	—	3,865
Mexico	7,026	—	—	7,026
Netherlands	—	53,274	—	53,274
New Zealand	—	9,311	—	9,311
Norway	—	12,660	—	12,660
Philippines	5,791	—	—	5,791
Poland	—	12,535	—	12,535
Qatar	—	10,275	—	10,275
Russia	6,306	23,556	—	29,862
Singapore	—	53,484	—	53,484
South Africa	—	62,292	—	62,292
South Korea	5,678	16,879	—	22,557
Sweden	—	28,374	—	28,374
Switzerland	—	52,306	—	52,306
Taiwan	8,531	37,692	—	46,223
Thailand	—	15,791	—	15,791
Turkey	—	18,963	—	18,963
United Kingdom	—	139,978	—	139,978

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
United States	545,321	—	1,703		547,024

Total Common Stocks	667,791	1,125,063	1,703		1,794,557

Preferred Stocks
Brazil	5,324	—	—		5,324
Cayman Islands	—	1,306	—		1,306
Luxembourg	3,905	—	—		3,905
United Kingdom	3,330	—	—		3,330
United States	125,526	1,455	—	(a)	126,981

Total Preferred Stocks	138,085	2,761	—	(a)	140,846

Debt Securities
Asset-Backed Securities	—	106,758	196,093		302,851
Collateralized Mortgage Obligations
Non-Agency CMO
United States	—	258,576	3,308		261,884
Commercial Mortgage-Backed Security	—	2,305	—		2,305
Convertible Bonds
Australia	—	11,441	—		11,441
Austria	—	2,083	—		2,083
Bermuda	—	4,434	—		4,434
Canada	—	3,893	—		3,893
Cayman Islands	—	10,772	—		10,772
France	—	18,205	—		18,205
India	—	16,192	—		16,192
Luxembourg	—	5,039	—		5,039
Mexico	—	1,032	—		1,032
Netherlands	—	2,816	—		2,816
South Africa	—	3,926	—		3,926
Spain	—	6,055	—		6,055
United Arab Emirates	—	4,173	—		4,173
United Kingdom	—	12,983	—		12,983
United States	—	47,902	245		48,147

Total Convertible Bonds	—	150,946	245		151,191

Corporate Bonds
Australia	—	14,264	—		14,264
Austria	—	1,316	—		1,316
Bahamas	—	556	—		556
Bermuda	—	9,834	—		9,834
Canada	—	32,405	—		32,405
Cayman Islands	—	15,524	—		15,524
Dominican Republic	—	5,548	—		5,548
Finland	—	908	—		908
France	—	4,548	—		4,548
Georgia	—	10,419	—		10,419
Germany	—	1,530	—		1,530
Ireland	—	16,203	—		16,203
Japan	—	1,571	—		1,571
Liberia	—	334	—		334
Luxembourg	—	68,741	—		68,741
Mexico	—	5,684	—		5,684
Netherlands	—	28,004	—		28,004
Norway	—	1,196	—		1,196
Spain	—	1,829	—		1,829

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
United Kingdom	—	25,545	—		25,545
United States	—	1,488,654	13,228		1,501,882
Venezuela	—	5,286	—		5,286

Total Corporate Bonds	—	1,739,899	13,228		1,753,127

Foreign Government Securities	—	255,475	30,196		285,671
Supranational	—	9,965	—		9,965
U.S. Treasury Obligation	—	931	—		931
Loan Participations & Assignments
Australia	—	747	—		747
United States	—	73,517	230		73,747

Total Loan Participations & Assignments	—	74,264	230		74,494

Warrants
United States	—	—	—	(a)	— (a)
Short-Term Investment
Investment Company	113,059	—	—		113,059

Total Investments in Securities	918,935	3,726,943	245,003		4,890,881

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(26)	—		(26)
Futures Contracts	(3,164)	—	—		(3,164)

Total Depreciation in Other Financial Instruments	(3,164)	(26)	—		(3,190)

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2013.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Balance as of 10/31/12		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/13
Investments in Securities
Common Stocks - United States	68		—	(1,937)	—	3,890	(318)	—	—	1,703
Convertible Bonds - United States	233		—	—	—	12	—	—	—	245
Corporate Bonds - United States	9,932		(231)	198	(7)	4,106	(276)	—	(494)	13,228
Asset-Backed Securities	—		—	11,654	294	46,729	(9,928)	147,344	—	196,093
Collateralized Mortgage Obligations Non-Agency CMO	—		—	36	6	—	(157)	3,423	—	3,308
Foreign Government Securities	22,363		—	735	—	19,381	(22,500)	10,217	—	30,196
Loan Participations & Assignments - United States	211		—	19	—	—	—	—	—	230
Preferred Stocks - United States	12		—	(12)	—	—	—	—	—	—
Warrants - United States	—	(a)	—	—	—	—	—	—	—	—	(a)

	32,819		(231)	10,693	293	74,118	(33,179)	160,984	(494)	245,003

(a)	Value is zero.

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2013, which were valued using significant unobservable inputs (Level 3), amounted to approximately $10,507.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2013 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 1/31/2013		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)*
	$1,621		Market Comparable Companies	EBITDA Multiple (a)	5.00x - 6.90x (5.02x)
				Discount for lack of marketability (b)	10% - 30% (10.21%)
	12		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
	5		Consensus Pricing	Median Offered quote	$1.50 (N/A)

Common Stock	1,638

	0		Discounted Cash Flow	Discount for lack of marketability (b)	17.5% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple (a)	5.82x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	0

	503		Market Comparable Companies	EBITDA Multiple (a)	5.5x - 6.90x (6.84x)
				Discount for lack of marketability (b)	25% - 30% (29.76%)
	131		Issuance Price	Percent of Par	100% (N/A)

Corporate Bond	634

Warrants	0		Discounted Terms of Plan of Reorganization	Issue Price vs. Stock Price	0 (N/A)

Total	2,272

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At 1/31/13, the value of these securities was $242,731. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.
*	Based on the fair market value of the investments included in the range.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability may decrease (increase) the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
March 28, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
March 28, 2013